UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08979

Victory Variable Insurance Funds
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1. Schedule of Investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Variable Insurance Diversified Stock Fund	March 31, 2018
(Unaudited)

(Amounts in Thousands, Except for Shares)

Security Description	Shares	Value
Common Stocks (98.5%):

Consumer Discretionary (14.5%):
Amazon.com, Inc.(a)	480	$695
Best Buy Co., Inc.	3,120	218
BorgWarner, Inc.	9,470	476
Burlington Stores, Inc.(a)	4,420	588
D.R. Horton, Inc.	12,110	531
Lear Corp.	2,920	543
LGI Homes, Inc.(a)(b)	3,630	256
Magna International, Inc., ADR	6,795	383
Ross Stores, Inc.	6,505	507
The Home Depot, Inc.	1,940	346
Toll Brothers, Inc.	10,895	471
Winnebago Industries, Inc.	4,430	167
		5,181
Consumer Staples (5.6%):
Costco Wholesale Corp.	2,380	448
Philip Morris International, Inc.	5,425	539
Sprouts Farmers Markets, Inc.(a)	15,275	359
Tyson Foods, Inc., Class A	2,840	208
Wal-Mart Stores, Inc.	5,205	463
		2,017
Energy (6.0%):
Callon Petroleum Co.(a)	17,545	232
Chevron Corp.	4,665	533
EOG Resources, Inc.	3,365	354
Exxon Mobil Corp.	3,835	286
Phillips 66	3,845	369
Valero Energy Corp.	3,935	365
		2,139
Financials (21.6%):
Ameriprise Financial, Inc.	3,280	485
Bank of America Corp.	26,550	796
Berkshire Hathaway, Inc., Class B(a)	3,865	771
Citigroup, Inc.	2,463	166
Citizens Financial Group, Inc.	4,930	207
E*TRADE Financial Corp.(a)	9,508	528
Essent Group Ltd.(a)	9,675	412
FCB Financial Holdings, Inc.(a)	7,130	364
Federated Investors, Inc., Class B	15,301	511
JPMorgan Chase & Co.	7,930	872
Northern Trust Corp.	4,975	513
Raymond James Financial, Inc.	5,570	498
SVB Financial Group(a)	1,085	260
TD Ameritrade Holding Corp.	6,252	370
Walker & Dunlop, Inc.	470	28
Western Alliance BanCorp(a)	8,890	517
Zions BanCorp	7,862	415
		7,713
Health Care (11.4%):
Baxter International, Inc.	2,800	182
Bristol-Myers Squibb Co.	6,730	426
Cigna Corp.	1,145	192
Express Scripts Holding Co.(a)	6,653	460
ICON PLC(a)	3,105	367
Innoviva, Inc.(a)(b)	16,960	283
Johnson & Johnson	6,080	779
Mylan NV(a)	9,385	386
Novartis AG, ADR	2,545	206
UnitedHealth Group, Inc.	3,700	791
		4,072
Industrials (9.2%):
Cummins, Inc.	2,190	355
FedEx Corp.	2,470	592
ManpowerGroup, Inc.	3,845	443
Norfolk Southern Corp.	3,660	497
PACCAR, Inc.	3,005	199
Patrick Industries, Inc.(a)	4,202	260
SkyWest, Inc.	5,310	289
United Rentals, Inc.(a)	1,955	338
Universal Forest Products, Inc.	9,375	304
		3,277
Information Technology (22.2%):
Alphabet, Inc., Class C(a)	1,042	1,075
Apple, Inc.	7,845	1,316
Applied Materials, Inc.	10,065	560
Broadcom Ltd.	748	176
DXC Technology Co.	4,670	469
Entegris, Inc.	11,510	401
Facebook, Inc., Class A(a)	2,785	445
KLA-Tencor Corp.	3,485	380
Micron Technology, Inc.(a)	4,010	209
Microsoft Corp.	15,195	1,387
MKS Instruments, Inc.	4,320	500
ON Semiconductor Corp.(a)	9,910	242
Texas Instruments, Inc.	2,525	262
Zebra Technologies Corp., Class A(a)	3,821	532
		7,954
Materials (5.1%):
Avery Dennison Corp.	3,820	407
Louisiana Pacific Corp.	17,666	508
Packaging Corp. of America	3,390	382
Steel Dynamics, Inc.	11,610	513
		1,810
Telecommunication Services (2.9%):
AT&T, Inc.	15,515	553
Verizon Communications, Inc.	9,920	474
		1,027
Total Common Stocks (Cost $30,390)		35,190

See notes to schedule of investments.

Collateral for Securities Loaned (1.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	55,810	56
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	124,732	125
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	65,115	65
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	18,603	19
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	167,422	167
Total Collateral for Securities Loaned (Cost $432)		432
Exchange-Traded Funds (0.2%):
SPDR S&P 500 ETF Trust, 1.82%	330	87
Total Exchange-Traded Fund (Cost $85)		87

See notes to schedule of investments.

Security Description	Shares	Value
Total Investments (Cost $30,907) - 99.9%		$35,709
Other assets in excess of liabilities - 0.1%		38
NET ASSETS - 100.0%		$35,747

(a)         Non-income producing security.

(b)         All or a portion of this security is on loan.

(c)          Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR - American Depositary Receipt

ETF – Exchange-Traded Fund

PLC - Public Limited Company

See notes to schedule of investments.

Notes to Schedules of Investments
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedule of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedule of Portfolio Investments. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of nine funds. The accompanying Schedule of Portfolio Investments is that of the Diversified Stock Fund (the “Fund”).

Investment Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

For the period ended March 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedule of Portfolio Investments (in thousands):

	LEVEL 1 – Quoted Prices	Total
	Investments in Securities	Investments in Securities
Common Stocks	$35,190	$35,190
Exchange-Traded Funds	87	87
Collateral for Securities Loaned	432	432
Total	$35,709	$35,709

There were no transfers among any levels during the period ended March 31, 2018.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

Investment Companies:

Exchange-Traded Funds:

The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Fund may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Fund’s Schedule of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Fund’s Schedule of Portfolio Investments. The Fund continues to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Fund pays various fees in connection with the investment of cash

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

collateral. The Fund pays the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Securities lending transactions are entered into by the Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of March 31, 2018 (in thousands):

Gross
Amount of
Recognized	Value of
Assets	Cash
(Value of	Collateral
Securities on Loan)	Received	Net Amount
$420	$432	$12

2. Risks:

The Fund may be subject to other risks in addition to these identified risks.

An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Fund invests, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests may affect the value of the Fund’s shares.  An investment in the Fund’s shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Fund’s distributions.

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedule of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Fund’s net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedule of Portfolio Investments and related disclosures has not yet been determined.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (2.6%)
Consumer Discretionary (2.4%):
AMC Entertainment Holdings, Inc., Class A	20,000	$281,000
AMC Networks, Inc., Class A(a)	3,000	155,100
AV Homes, Inc.(a)	12,000	222,600
Wynn Resorts Ltd.	1,000	182,360
		841,060
Energy (0.2%):
Sanchez Energy Corp.(a)(b)	26,000	81,380
Total Common Stocks (Cost $1,046,402)		922,440
Senior Secured Loans (23.8%)
Alphabet Holding Co., Inc., 2nd Lien Term Loan , 9.63% (LIBOR01M+775bps), 8/15/25, Callable 5/5/18 @ 102(c)	$550,000	502,425
Avaya, Inc., 1st Lien Term Loan B-Exit , 6.54% (LIBOR01M+475bps), 11/9/24, Callable 5/5/18 @ 101(c)	349,125	351,307
Bass Pro Group LLC, Term Loan B , 6.65% (LIBOR03M+5bps), 12/16/23, Callable 5/5/18 @ 100(c)	746,250	738,788
BJ’s Wholesale Club, Inc. , 9.19% (LIBOR02M+75bps), 1/27/25, Callable 5/5/18 @ 101(c)	475,000	475,741
Caesars Resort Collection LLC, 1st Lien Term Loan B , 4.63% (LIBOR01M+275bps), 10/2/24, Callable 5/5/18 @ 101(c)	498,750	501,922
Chesapeake Energy Corp. , 9.44% (LIBOR03M+75bps), 8/23/21, Callable 8/23/18 @ 104.25(c)	600,000	636,534
Cineworld Finance US, Inc., 1st Lien Term Loan B , 4.52% (US LIBOR ), 2/22/25, Callable 5/5/18 @ 101(c)(d)	350,000	349,405
Dayco Products LLC , 6.65% (LIBOR03M+5bps), 5/19/24, Callable 5/5/18 @ 101(c)	496,250	499,972
Hertz Corp., Term Loan B1 , 4.40% (LIBOR01M+275bps), 6/30/23, Callable 5/5/18 @ 100(c)	500,000	499,765
Navistar, Inc., 1st Lien Term Loan B , 5.21% (LIBOR01M+35bps), 11/2/24, Callable 5/5/18 @ 101(c)	500,000	502,290
Packaging Coordinators Midco, Inc., 2nd Lien Term Loan , 10.53% (LIBOR01M+875bps), 7/1/24, Callable 5/5/18 @ 101(c)	400,000	398,000
PetSmart, Inc. , 4.68% (LIBOR01M+3bps), 3/10/22, Callable 5/5/18 @ 100(c)	496,173	397,107
Prospect Medical Holdings, Inc., 1st Lien Term Loan B , 7.44% (US LIBOR ), 2/24/24, Callable 5/5/18 @ 101(c)	350,000	350,000
Radiate Holdco LLC , 4.88% (LIBOR01M+3bps), 2/1/24, Callable 5/5/18 @ 101(c)	498,741	495,624
Reynolds Group Holdings, Inc., 1st Lien Term Loan B , 4.63% (LIBOR01M+275bps), 2/5/23, Callable 5/5/18 @ 100(c)	659,971	663,033
Titan Acquisition Ltd. / Titan Co-Borrower LLC , 7.75%, 4/15/26, Callable 4/15/21 @ 103.88(e)	500,000	499,080
Travelport Corporate Finance PLC , 6.00%, 3/15/26, Callable 3/15/21 @ 103(e)	160,000	160,646
Utz Quality Foods LLC, 2nd Lien Term Loan , 9.10% (LIBOR01M+725bps), 11/21/25, Callable 5/5/18 @ 102(c)	300,000	302,874

See notes to schedule of investments.

Security Description	Principal Amount	Value
Windstream Services LLC, 1st Lien Term Loan , 5.06% (LIBOR01M+325bps), 2/8/24, Callable 5/5/18 @ 100(c)	$248,091	$221,267
Total Senior Secured Loans (Cost $8,574,670)		8,545,780

Corporate Bonds (71.3%)
Consumer Discretionary (15.6%):
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88 (b)(f)	500,000	492,565
AMC Networks, Inc., 4.75%, 8/1/25, Callable 8/1/21 @ 102.38	400,000	385,132
American Axle & Manufacturing, Inc., 6.63%, 10/15/22, Callable 5/7/18 @ 103.31 (b)	165,000	170,696
AV Homes, Inc., 6.63%, 5/15/22, Callable 5/15/19 @ 103.31	175,000	178,735
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94	400,000	370,380
Boyd Gaming Corp., 6.38%, 4/1/26, Callable 4/1/21 @ 103.19	642,000	669,804
Cablevision Systems Corp., 5.88%, 9/15/22 (b)	500,000	496,074
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21, Callable 5/7/18 @ 102.56 (e)	400,000	400,420
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23, Callable 2/15/20 @ 105.25 (e)	500,000	513,100
Golden Nugget, Inc., 8.75%, 10/1/25, Callable 10/1/20 @ 104.38 (e)	500,000	520,005
Scientific Games International, Inc., 6.63%, 5/15/21, Callable 5/7/18 @ 104.97 (b)	600,000	614,604
VOC Escrow Ltd., 5.00%, 2/15/28, Callable 2/15/23 @ 102.5 (e)	350,000	332,448
Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	550,000	498,949
		5,642,912
Consumer Staples (6.2%):
Apex Tool Group LLC /BC Mountain Finance, Inc., 9.00%, 2/15/23, Callable 2/15/19 @ 102 (e)	500,000	499,115
Cott Holdings, Inc., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13 (e)(f)	500,000	493,755
Dole Food Co., Inc., 7.25%, 6/15/25, Callable 6/15/20 @ 103.63 (e)	500,000	512,680
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38 (e)	330,000	317,173
Post Holdings, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5 (e)	400,000	377,780
		2,200,503
Energy (10.3%):
Calumet Specialty Products Partners LP, 7.63%, 1/15/22, Callable 5/7/18 @ 103.81 (f)	750,000	741,337
Diamond Offshore Drilling, Inc., 4.88%, 11/1/43, Callable 5/1/43 @ 100	818,000	584,052
Endeavor Energy Resources LP/EER Finance, Inc., 5.50%, 1/30/26, Callable 1/30/21 @ 104.13 (e)	350,000	348,443
Ensco PLC, 5.75%, 10/1/44, Callable 4/1/44 @ 100 (f)	620,000	421,030
Noble Holding International Ltd., 6.20%, 8/1/40	800,000	529,968
Transocean, Inc., 6.80%, 3/15/38 (b)(f)	800,000	626,728
Whiting Petroleum Corp., 5.75%, 3/15/21, Callable 12/15/20 @ 100 (b)	420,000	424,372
		3,675,930
Financials (2.9%):
Algeco Global Finance 2 PLC, 10.00%, 8/15/23, Callable 2/15/20 @ 105 (b)(e)	550,000	550,000
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25, Callable 5/15/20 @ 104 (e)(f)	550,000	515,367
		1,065,367

See notes to schedule of investments.

Security Description	Principal Amount	Value
Health Care (13.0%):
Air Medical Group Holdings, Inc., 6.38%, 5/15/23, Callable 5/15/18 @ 103.19 (b)(e)	$500,000	$475,135
Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75 (b)(e)	500,000	492,470
Kindred Healthcare, Inc., 8.00%, 1/15/20 (f)	500,000	530,520
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/22, Callable 5/7/18 @ 103.31 (b)(e)(f)	500,000	492,565
Polaris Intermediate Corp., 8.50%, 12/1/22, Callable 6/1/19 @ 104 (e)	330,000	336,782
Quorum Health Corp., 11.63%, 4/15/23, Callable 4/15/19 @ 108.72 (b)	350,000	370,930
Sotera Health Topco, Inc., 8.13%, 11/1/21, Callable 5/7/18 @ 102 (e)	500,000	501,760
Surgery Center Holdings, 6.75%, 7/1/25, Callable 7/1/20 @ 103.38 (b)(e)	500,000	485,040
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23, Callable 5/15/18 @ 102.94 (e)(f)	500,000	441,585
Vizient, Inc., 10.38%, 3/1/24, Callable 3/1/19 @ 107.78 (e)	500,000	554,029
		4,680,816
Industrials (13.3%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/15/18 @ 105.53 (e)(f)	500,000	487,585
Beacon Escrow Corp., 4.88%, 11/1/25, Callable 11/1/20 @ 102.44 (e)	670,000	638,175
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24, Callable 3/15/20 @ 104.63 (e)	500,000	536,430
Covanta Holding Corp., 5.88%, 7/1/25, Callable 7/1/20 @ 104.41	500,000	485,000
Flexi-Van Leasing, Inc., 10.00%, 2/15/23, Callable 2/15/20 @ 107.5 (e)	170,000	168,725
Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 2/15/19 @ 107.13	400,000	445,916
Pisces Midco, Inc., 8.00%, 4/15/26, Callable 4/15/21 @ 104 (d)(e)	500,000	505,000
Triumph Group, Inc., 4.88%, 4/1/21, Callable 5/7/18 @ 101.22	500,000	486,510
W/S Packaging Holdings, Inc., 9.00%, 4/15/23, Callable 4/15/20 @ 104.5 (d)(e)	400,000	406,000
XPO Logistics, Inc., 6.50%, 6/15/22, Callable 6/15/18 @ 103.25 (e)	600,000	619,470
		4,778,811
Information Technology (2.0%):
Hughes Satellite Systems Corp.
7.63%, , 6/15/21	200,000	214,570
6.63%, , 8/1/26	500,000	500,035
		714,605
Materials (1.9%):
Plastipak Holdings, Inc., 6.25%, 10/15/25, Callable 10/15/20 @ 103.13 (b)(e)	330,000	329,515
Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 7/15/19 @ 103.5 (e)	345,000	360,401
		689,916
Telecommunication Services (4.8%):
Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104 (b)(e)(f)	600,000	630,222
Sprint Corp., 7.13%, 6/15/24	450,000	438,674
Telesat Canada/Telesat LLC, 8.88%, 11/15/24, Callable 11/15/19 @ 106.66 (e)(f)	500,000	548,760
Windstream Services LLC/Windstream Finance Corp., 8.75%, 12/15/24, Callable 12/15/22 @ 102.5 (e)	223,000	132,259
		1,749,915

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Utilities (1.3%):
GenOn Escrow Corp., 9.50%, 10/15/18 (b)(g)	$600,000	$483,936
Total Corporate Bonds (Cost $25,793,598)		25,682,711

Collateral for Securities Loaned (19.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(h)	882,967	882,967
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(h)	1,973,374	1,973,374
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(h)	1,030,184	1,030,184
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(h)	294,322	294,322
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(h)	2,648,782	2,648,782
Total Collateral for Securities Loaned (Cost $6,829,629)		6,829,629
Total Investments (Cost $42,244,299) — 116.7%		41,980,560
Liabilities in excess of other assets — (16.7)%		(6,018,535)
NET ASSETS - 100.00%		$35,962,025

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(d)                   Security purchased on a when-issued basis.

(e)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $15,181,920 and amounted to 42.2% of net assets.

(f)                     All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(g)                    Defaulted security.

(h)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

Bps — Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR02M—2 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

PLC—Public Limited Company

US LIBOR—US Dollar London InterBank Offering Rate

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (7.4%)
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/20 @ 100(a)	$3,560,000	$3,509,256
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(a)(b)	4,000,000	3,983,612
CarMax Auto Owner Trust , Series 2017-3, Class A4, 2.22%, 11/15/22, Callable 2/15/21 @ 100	3,100,000	3,037,656
CarMax Auto Owner Trust , Series 15-3, Class B, 2.28%, 4/15/21, Callable 11/15/19 @ 100	3,225,000	3,187,880
Drive Auto Receivables Trust , Series 17-BA, Class B, 2.20%, 5/15/20, Callable 4/15/20 @ 100(b)	2,578,835	2,575,825
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/20 @ 100	2,685,000	2,677,471
Drive Auto Receivables Trust , Series 2017-3, Class B, 2.30%, 5/17/21, Callable 4/15/20 @ 100	1,655,000	1,645,808
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 12/15/20 @ 100(b)	3,180,000	3,168,142
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 1/15/21 @ 100(b)	1,880,000	1,868,177
Fairway Outdoor Funding LLC , Series 2012-1A, Class A2, 4.21%, 10/15/42, Callable 10/15/18 @ 100(a)(b)	4,228,916	4,242,986
Popular ABS Mortgage Pass-Through Trust , Series 2005-2, Class AV1B, 2.13% (LIBOR01M+26bps), 4/25/35, Callable 8/25/21 @ 100(c)	911,784	901,224
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	4,123,000	4,099,313
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 8/15/20 @ 100	3,495,000	3,449,915
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 6/15/20 @ 100(a)	7,365,000	7,314,793
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(b)	3,825,000	3,825,455
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	4,165,000	4,096,339
Total Asset Backed Securities (Cost $53,946,598)		53,583,852
Collateralized Mortgage Obligations (3.1%)
Commercial Mortgage Trust , Series 2012-CR4, Class B, 3.70%, 10/15/45(b)	4,580,000	4,519,792
DBUBS Mortgage Trust , Series 2011-LC1A, Class A3, 5.00%, 11/10/46(a)(b)	4,500,000	4,682,811
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)	3,250,000	3,452,123
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(a)	6,000,000	6,003,124
WF-RBS Commercial Mortgage Trust , Series 2012-C6, Class B, 4.70%, 4/15/45	3,275,000	3,381,598
Total Collateralized Mortgage Obligations (Cost $23,411,399)		22,039,448

See notes to schedule of investments.

Security Description	Principal Amount	Value
Residential Mortgage Backed Securities (1.5%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 3.96%, 4/25/33, Callable 4/25/18 @ 100(c)	$131,626	$131,626
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.60%, 10/25/33, Callable 4/25/18 @ 100(a)(c)	1,449,243	1,449,243
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/18 @ 100	170,963	170,963
Credit Suisse First Boston Mortgage Securities Corp. , Series 2002-HE16, Class M1, 3.19% (LIBOR01M+132bps), 10/25/32, Callable 4/25/18 @ 100(c)	1,194,308	1,206,265
GSR Mortgage Loan Trust , Series 2004-10F, Class 6A1, 5.00%, 9/25/34, Callable 4/25/18 @ 100	459,309	459,309
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100(a)(b)(c)	1,899,292	1,905,124
JPMorgan Mortgage Trust , Series 2005-A3, Class 11A2, 3.73%, 6/25/35, Callable 4/25/18 @ 100(a)(c)	1,864,978	1,876,427
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(a)	144,870	146,172
MASTR Adjustable Rate Mortgage Trust , Series 04-13, Class 3A1, 3.47%, 11/21/34, Callable 12/21/19 @ 100(c)	1,083,246	1,103,077
Prime Mortgage Trust , Series 2004-2, Class A3, 5.25%, 11/25/19, Callable 4/25/18 @ 100(a)	35,650	35,650
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/18 @ 100(a)	118,338	118,338
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/18 @ 100(a)(c)	3,404	3,452
Wells Fargo Mortgage Backed Securities Trust , Series 2005-2, Class 2A1, 4.75%, 4/25/20, Callable 4/25/18 @ 100(a)	54,201	54,201
Wells Fargo Mortgage Backed Securities Trust , Series 2004-Y, Class 3A1, 3.74%, 11/25/34, Callable 4/25/18 @ 100(a)(c)	1,473,491	1,473,491
Wells Fargo Mortgage Backed Securities Trust , Series 2004-6, Class A4, 5.50%, 6/25/34, Callable 4/25/18 @ 100	499,430	499,430
Total Residential Mortgage Backed Securities (Cost $10,648,197)		10,632,768
Corporate Bonds (35.5%)
Consumer Discretionary (2.8%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	2,318,000	1,920,695
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100 (d)	2,885,000	3,043,011
BorgWarner, Inc., 4.63%, 9/15/20 (a)	1,500,000	1,555,035
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	1,450,000	1,433,267
Hasbro, Inc.
3.50%, , 9/15/27, Callable 6/15/27 @ 100	775,000	724,478
6.35%, , 3/15/40	3,655,000	4,233,696
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100 (d)	2,595,000	2,494,885
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100	2,199,000	2,181,936
SES Global Americas Holdings GP, 5.30%, 3/25/44 (b)	2,475,000	2,073,679
		19,660,682
Consumer Staples (3.2%):
Altria Group, Inc., 4.25%, 8/9/42 (d)	775,000	763,267
Church & Dwight Co., Inc., 2.88%, 10/1/22	1,865,000	1,838,069

See notes to schedule of investments.

Security Description	Principal Amount	Value
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100	$1,000,000	$1,048,960
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100 (b)	5,760,000	5,700,672
Mead Johnson Nutrition Co.
4.90%, , 11/1/19 (a)	4,890,000	5,043,057
3.00%, , 11/15/20 (d)	3,000,000	2,998,560
4.60%, , 6/1/44, Callable 12/1/43 @ 100 (a)	2,091,000	2,170,165
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	1,835,000	2,091,918
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	1,428,000	1,377,849
		23,032,517
Energy (2.2%):
Dolphin Energy Ltd., 5.89%, 6/15/19 (b)	467,200	476,376
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	2,345,000	2,301,875
Exxon Mobil Corp., 4.11%, 3/1/46, Callable 9/1/45 @ 100 (d)	622,000	652,833
Marathon Petroleum Corp.
6.50%, , 3/1/41, Callable 9/1/40 @ 100	1,285,000	1,572,326
5.85%, , 12/15/45, Callable 6/15/45 @ 100	850,000	934,550
Statoil ASA, 3.95%, 5/15/43 (d)	930,000	940,332
Valero Energy Corp.
3.40%, , 9/15/26, Callable 6/15/26 @ 100 (d)	1,840,000	1,766,106
6.63%, , 6/15/37	2,520,000	3,187,346
Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	3,675,000	3,734,645
		15,566,389
Financials (11.6%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	2,450,000	2,322,429
Alleghany Corp., 4.90%, 9/15/44, Callable 3/15/44 @ 100	1,648,000	1,715,799
Bank of America Corp.
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (c)	1,875,000	1,833,713
2.50%, , 10/21/22, Callable 10/21/21 @ 100, MTN	3,500,000	3,359,930
BB&T Corp., 2.75%, 4/1/22, MTN, Callable 3/1/22 @ 100	3,550,000	3,478,042
Capital One Financial Corp.
2.45%, , 4/24/19, Callable 3/24/19 @ 100	1,095,000	1,088,824
4.20%, , 10/29/25, Callable 9/29/25 @ 100 (d)	3,845,000	3,805,858
Cincinnati Financial Corp., 6.13%, 11/1/34	2,170,000	2,660,050
Citigroup, Inc.
4.50%, , 1/14/22 (a)	2,980,000	3,095,833
4.13%, , 7/25/28	1,250,000	1,234,988
General Motors Financial Co., Inc., 3.25%, 5/15/18 (a)	3,500,000	3,502,555
HSBC Holdings PLC, 5.10%, 4/5/21 (a)	5,000,000	5,261,500
JPMorgan Chase & Co.
6.30%, , 4/23/19	3,000,000	3,112,470
3.38%, , 5/1/23 (a)	6,700,000	6,610,956
5.60%, , 7/15/41	1,710,000	2,067,920
5.40%, , 1/6/42	1,059,000	1,252,575
KeyBank NA, 2.25%, 3/16/20	6,523,000	6,434,351
KeyCorp, 2.90%, 9/15/20, MTN	2,485,000	2,473,420
Morgan Stanley
3.75%, , 2/25/23 (a)	3,000,000	3,031,440
3.13%, , 7/27/26, MTN	2,750,000	2,600,868
Regions Bank, 7.50%, 5/15/18 (a)	4,000,000	4,021,519
SVB Financial Group
5.38%, , 9/15/20	1,568,000	1,651,606
3.50%, , 1/29/25	961,000	940,848
Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100 (d)	2,075,000	2,016,029
The Goldman Sachs Group, Inc.

See notes to schedule of investments.

Security Description	Principal Amount	Value
2.35%, , 11/15/21, Callable 11/15/20 @ 100	$4,540,000	$4,381,190
5.75%, , 1/24/22 (a)(d)	2,750,000	2,974,153
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (a)(b)(d)	3,750,000	3,723,975
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (a)	1,910,000	1,893,364
Wells Fargo & Co., 4.90%, 11/17/45 (a)(d)	1,850,000	1,940,817
		84,487,022
Health Care (3.6%):
Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	2,755,000	2,586,614
Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100 (d)	1,825,000	1,826,971
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (a)	650,000	675,259
Celgene Corp.
2.75%, , 2/15/23, Callable 1/15/23 @ 100	1,005,000	965,232
3.90%, , 2/20/28, Callable 11/20/27 @ 100	2,125,000	2,088,875
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	2,641,000	2,682,120
Express Scripts Holding Co.
2.25%, , 6/15/19 (a)	3,102,000	3,081,061
4.80%, , 7/15/46, Callable 1/15/46 @ 100	1,375,000	1,401,978
Gilead Sciences, Inc.
4.40%, , 12/1/21, Callable 9/1/21 @ 100 (a)	6,150,000	6,400,121
4.80%, , 4/1/44, Callable 10/1/43 @ 100 (d)	1,285,000	1,386,605
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100 (d)	2,080,000	2,071,181
		25,166,017
Industrials (2.3%):
AerCap Ireland Capital Ltd., 3.75%, 5/15/19 (a)	2,900,000	2,919,285
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	825,000	742,995
Carlisle Cos., Inc., 3.50%, 12/1/24, Callable 10/1/24 @ 100	1,810,000	1,774,289
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	1,085,000	1,077,004
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	3,165,000	3,213,203
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	1,440,000	1,530,187
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100	1,100,000	1,118,843
Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	2,250,000	2,207,070
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	2,603,000	2,575,929
		17,158,805
Information Technology (3.7%):
Activision Blizzard, Inc.
2.30%, , 9/15/21, Callable 8/15/21 @ 100	2,615,000	2,527,711
6.13%, , 9/15/23, Callable 9/15/18 @ 103.06 (b)	3,841,000	4,019,222
4.50%, , 6/15/47, Callable 12/15/46 @ 100	1,080,000	1,088,284
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100 (d)	1,569,000	1,727,547
Applied Materials, Inc., 5.10%, 10/1/35, Callable 4/1/35 @ 100	2,021,000	2,359,355
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	813,000	839,886
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (a)	5,767,000	5,851,949
Juniper Networks, Inc., 5.95%, 3/15/41 (d)	1,345,000	1,408,672
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	1,230,000	1,199,189
VMware, Inc.
2.30%, , 8/21/20 (a)	4,280,000	4,163,327
2.95%, , 8/21/22, Callable 7/21/22 @ 100	2,549,000	2,451,118
		27,636,260
Materials (1.7%):
Fresnillo PLC, 5.50%, 11/13/23 (b)	2,800,000	2,967,132
LYB International Finance BV, 4.00%, 7/15/23 (d)	1,737,000	1,763,003
Lyondellbasell Industries NV, 5.00%, 4/15/19, Callable 1/15/19 @ 100 (a)	1,800,000	1,827,306

See notes to schedule of investments.

Security Description	Principal Amount	Value
Newcrest Finance Pty Ltd., 5.75%, 11/15/41 (b)	$1,720,000	$1,850,342
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	723,000	840,010
Vale Overseas Ltd., 6.25%, 8/10/26	2,340,000	2,619,419
		11,867,212
Real Estate (0.8%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	1,590,000	1,505,825
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	2,145,000	2,113,062
Welltower, Inc., 4.50%, 1/15/24, Callable 10/15/23 @ 100	1,861,000	1,933,374
		5,552,261
Telecommunication Services (1.8%):
AT&T, Inc.
2.30%, , 3/11/19 (a)(d)	9,000,000	8,966,880
5.15%, , 11/15/46, Callable 5/15/46 @ 100 (a)(b)	3,833,000	3,916,444
		12,883,324
Utilities (1.8%):
Arizona Public Service Co., 2.95%, 9/15/27, Callable 6/15/27 @ 100	1,800,000	1,710,378
Consolidated Edison, Inc., 6.30%, 8/15/37	1,870,000	2,453,384
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	3,527,000	3,593,978
Iberdrola International BV
6.75%, , 9/15/33	373,000	460,469
6.75%, , 7/15/36	783,000	989,140
Nevada Power Co., 6.65%, 4/1/36 (a)	600,000	801,240
Oklahoma G&E Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	1,546,000	1,777,003
Public Service Enterprise Group, Inc., 4.00%, 6/1/44, Callable 12/1/43 @ 100	1,289,000	1,299,969
		13,085,561
Total Corporate Bonds (Cost $259,975,293)		256,096,050
Government National Mortgage Association (0.0%)(e)
Multi-family (0.0%):
Collateralized Mortgage Obligations (0.0%):
Government National Mortgage Association
6.00%, 12/15/33	39,278	43,547
Total Government National Mortgage Association (Cost $40,315)		43,547
U.S. Government Mortgage Backed Agencies (33.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	2,321,257	2,494,683
Series 4139, Class DA1.25%, 12/15/27	9,396,515	8,911,748
7.00%, 9/1/38 (a)	88,622	101,205
Series 4320, Class AP3.50%, 7/15/39 - 11/1/47 (a)	25,797,189	25,888,837
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (a)	11,703,724	11,435,577
4.00%, 1/1/41 (a)	2,086,888	2,159,617
4.50%, 1/1/41 - 5/1/47 (a)	19,472,885	20,497,821
Series 4049, Class AB2.75%, 12/15/41	1,860,277	1,850,103

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Series 4494, Class JA3.75%, 5/15/42 (f)	$7,014,011	$7,154,025
		80,493,616
Federal Home Loan Mortgage Corp.,Structured Agency Credit Risk Debt Notes
3.82%(LIBOR01M+220bps), 2/25/24 (a)	3,542,096	3,646,758
Federal National Mortgage Association
6.00%, 8/1/21 - 2/1/37 (a)	3,143,548	3,439,222
5.00%, 4/1/23 - 12/1/39	1,689,753	1,818,945
7.50%, 12/1/29	52,831	60,005
8.00%, 1/1/30 - 9/1/30	27,616	31,732
7.00%, 2/1/32 - 6/1/32	46,516	52,828
3.41%(LIBOR12M+166bps), 12/1/36 (a)	166,971	172,761
5.50%, 1/1/38 - 2/1/39 (a)	1,073,486	1,175,219
4.50%, 12/1/38 - 6/1/40 (a)	11,720,084	12,262,744
Series 2013-33, Class UD2.50%, 4/25/39 - 12/25/47	6,972,439	6,764,330
Series 2013-137, Class A3.50%, 3/25/40 - 11/1/47 (a)	44,039,410	44,211,887
4.00%, 9/1/40 - 3/1/46 (a)	29,085,125	30,002,729
Series 2011-101, Class LA3.00%, 10/25/40 - 2/1/47 (a)	52,025,447	50,902,225
Series 2013-81, Class KA2.75%, 9/25/42	6,995,990	6,908,040
3.44%(LIBOR12M+169bps), 8/1/46 (a)	154,396	161,796
		157,964,463
Government National Mortgage Association
6.00%, 10/15/32	113,614	124,854
Total U.S. Government Mortgage Backed Agencies (Cost $248,681,412)		242,229,691
U.S. Treasury Obligations (17.0%)
U.S. Treasury Bills, 1.76%, 8/2/18 (a)(g)	1,000,000	993,986
U.S. Treasury Bonds
2.88%, 5/15/43 (a)	10,297,000	10,152,945
3.63%, 2/15/44 (a)	11,556,000	12,948,826
3.00%, 11/15/45 (a)	10,556,000	10,619,517
U.S. Treasury Notes
1.63%, 8/31/19 (a)	6,738,000	6,682,624
1.63%, 11/30/20	24,960,000	24,482,110
1.75%, 5/31/22	51,817,000	50,251,058
2.00%, 8/15/25 (a)	4,188,000	3,991,407
2.75%, 2/15/28	2,298,000	2,299,240
Total U.S. Treasury Obligations (Cost $121,754,812)		122,421,713
Collateral for Securities Loaned (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(h)	1,397,088	1,397,088
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(h)	3,122,401	3,122,401
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(h)	1,630,024	1,630,024
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(h)	465,696	465,696

See notes to schedule of investments.

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class , 1.77%(h)	4,191,076	$4,191,076
Total Collateral for Securities Loaned (Cost $10,806,285)		10,806,285
Total Investments (Cost $729,264,311) — 99.4%		717,853,354
Other assets in excess of liabilities — 0.6%		4,228,403
NET ASSETS - 100.00%		$722,081,757

(a)                           All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                           Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $58,951,889 and amounted to 8.2% of net assets.

(c)                            Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.

(d)                           All or a portion of this security is on loan.

(e)                            Amount represents less than 0.05% of net assets.

(f)                             Security purchased on a when-issued basis.

(g)                            Rate represents the effective yield at March 31, 2018.

(h)                           Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

Bps — Basis point

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
10-Year U.S. Treasury Note Future	348	6/20/18	$41,735,579	$42,156,937	$421,359
30-Year U.S. Treasury Bond Future	273	6/20/18	39,132,186	40,028,625	896,439
					$1,317,798

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	43	6/29/18	$4,904,875	$4,921,820	$(16,946)

	Total unrealized appreciation				$1,317,798
	Total unrealized depreciation				(16,946)
	Total net unrealized appreciation (depreciation)				$1,300,852

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instruments	Pay Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Depreciation
CDX North America High Yield Index; Series 29	5.00%	12/20/22	Daily	5.00%	$45,000,000	$2,946,032	$3,037,500	$(91,468)

(a)                           When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                           Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                            The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	March 31, 2018
(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (12.4%)
Ally Auto Receivables Trust , Series 14-2, Class B, 2.10%, 3/16/20, Callable 7/15/18 @ 100	$1,000,000	$998,608
American Express Credit Account Master Trust , Series 13-1, Class A, 2.20% (LIBOR01M+42bps), 2/16/21(a)(b)	1,800,000	1,801,438
American Express Credit Account Master Trust , Series 2014-1, Class B, 2.28% (LIBOR01M+50bps), 12/15/21(a)(b)	2,100,000	2,105,087
AmeriCredit Automobile Receivables Trust , Series 15-3, Class D, 3.34%, 8/8/21, Callable 1/8/20 @ 100(b)	1,675,000	1,681,229
AmeriCredit Automobile Receivables Trust , Series 2017-2, Class B, 2.40%, 5/18/22, Callable 12/18/20 @ 100(b)	1,385,000	1,365,258
AmeriCredit Automobile Receivables Trust , Series 16-3, Class C, 2.24%, 4/8/22, Callable 9/8/20 @ 100(b)	1,635,000	1,604,672
Avis Budget Rental Car Funding (AESOP) LLC , Series 14-1A, Class A, 2.46%, 7/20/20(b)(c)	1,250,000	1,244,879
Avis Budget Rental Car Funding (AESOP) LLC , Series 13-1A, Class A, 1.92%, 9/20/19(b)(c)	2,700,000	2,694,921
CarMax Auto Owner Trust , Series 15-2, Class A3, 1.37%, 3/16/20, Callable 7/15/19 @ 100	674,805	672,430
Chase Issuance Trust , Series 15-A7, Class A7, 1.62%, 7/15/20	2,000,000	1,995,483
Chrysler Capital Auto Receivables Trust , Series 16-BA, Class B, 2.22%, 5/16/22, Callable 4/15/21 @ 100(c)	1,700,000	1,669,568
CNH Equipment Trust , Series 14-B, Class A4, 1.61%, 5/17/21, Callable 6/15/18 @ 100(b)	560,094	559,612
Drive Auto Receivables Trust , Series 17-AA, Class C, 2.98%, 1/18/22, Callable 5/15/20 @ 100(c)	885,000	885,327
Drive Auto Receivables Trust , Series 2017-1, Class B, 2.36%, 3/15/21, Callable 3/15/20 @ 100	1,035,000	1,032,098
DT Auto Owner Trust , Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 12/15/20 @ 100(c)	1,235,000	1,230,395
DT Auto Owner Trust , Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 1/15/21 @ 100(c)	740,000	735,346
GM Financing Automobile Leasing Trust , Series 16-3, Class B, 1.97%, 5/20/20, Callable 7/20/19 @ 100	2,000,000	1,979,646
Mercedes-Benz Auto Lease Trust , Series 16-A, Class A3, 1.52%, 3/15/19, Callable 7/15/18 @ 100	350,151	349,899
Nissan Auto Receivables Owner Trust , Series 15-B, Class A3, 1.34%, 3/16/20, Callable 12/15/19 @ 100	962,931	958,558
Santander Drive Auto Receivables Trust , Series 2017-2, Class B, 2.21%, 10/15/21, Callable 4/15/20 @ 100	1,600,000	1,590,808
Santander Drive Auto Receivables Trust , Series 2017-3, Class B, 2.19%, 3/15/22, Callable 8/15/20 @ 100	1,375,000	1,357,263
Santander Drive Auto Receivables Trust , Series 16-3, Class C, 2.46%, 3/15/22, Callable 6/15/20 @ 100(b)	2,770,000	2,751,116
Santander Retail Auto Lease Trust , Series 2018-A, Class B, 3.20%, 4/20/22, Callable 3/20/21 @ 100(c)	1,585,000	1,585,189
Synchrony Credit Card Master Note Trust , Series 16-1, Class A, 2.04%, 3/15/22	1,150,000	1,144,085
Toyota Auto Receivables Owner Trust , Series 16-A, Class A3, 1.25%, 3/16/20, Callable 11/15/19 @ 100	1,040,158	1,033,869

See notes to schedule of investments.

Security Description	Principal Amount	Value
World Financial Network Credit Card Master Trust , Series 2017-A, Class A, 2.12%, 3/15/24	$1,610,000	$1,583,459
Total Asset Backed Securities (Cost $36,854,396)		36,610,243

Collateralized Mortgage Obligations (7.6%)
BX Trust , Series 2017-APPL, Class A, 2.66% (LIBOR01M+88bps), 7/15/34(a)(b)(c)	2,713,120	2,721,751
BX Trust , Series 2017-SLCT, Class B, 2.98% (LIBOR01M+120bps), 7/15/34(a)(b)(c)	3,000,000	3,010,221
COMM Mortgage Trust , Series 2014-CR15, Class A2, 2.93%, 2/10/47(b)	2,013,399	2,013,960
Drive Auto Recievables Trust , Series 2016-CA, Class B, 2.37%, 11/16/20, Callable 4/15/20 @ 100(c)	1,963,189	1,962,214
Galaxy CLO Ltd. , Series 2017-24A, Class A, 2.75% (LIBOR03M+112bps), 1/15/31, Callable 1/15/20 @ 100(a)(c)	1,000,000	1,002,820
Great Wolf Trust , Series 2017-WOLF, Class A, 2.78% (LIBOR01M+85bps), 9/15/34(a)(b)(c)	2,000,000	2,002,755
GS Mortgage Securities Trust , Series 2013-GC16, Class A2, 3.03%, 11/10/46	1,650,144	1,652,069
GS Mortgage Securities Trust , Series 2012-GC6, Class B, 5.65%, 1/10/45(a)(b)(c)	2,000,000	2,124,383
JPMBB Commercial Mortgage Securities Trust , Series 2013-C15, Class A2, 2.98%, 11/15/45	409,311	409,757
JPMorgan Chase Commercial Mortgage Securities Trust , Series 2013-C16, Class A2, 3.07%, 12/15/46(b)	804,919	805,758
Morgan Stanley BAML Trust , Series 2013-C13, Class A2, 2.94%, 11/15/46(b)	1,500,000	1,500,781
Steele Creek CLO Ltd. , Series 2017-1A, Class A, 2.88% (LIBOR03M+125bps), 1/15/30, Callable 1/15/20 @ 100(a)(b)(c)	2,175,000	2,191,419
Voya CLO Ltd. , Series 2017-4A, Class A1, 2.51% (LIBOR03M+113bps), 10/15/30, Callable 10/15/19 @ 100(a)(c)	1,000,000	1,004,660
Total Collateralized Mortgage Obligations (Cost $22,603,074)		22,402,548

Residential Mortgage Backed Securities (5.3%)
Ameriquest Mortgage Securities, Inc. , Series 2003-5, Class A6, 3.96%, 4/25/33, Callable 4/25/18 @ 100(a)	12,070	12,070
Bank of America Mortgage Securities, Inc. , Series 03-J, Class 2A2, 3.73%, 11/25/33, Callable 4/25/18 @ 100(a)(b)	309,674	309,674
Bear Stearns Alt-A Trust , Series 04-6, Class 1A, 2.51% (LIBOR01M+64bps), 7/25/34, Callable 4/25/18 @ 100(a)(b)	230,565	228,637
Bear Stearns Alt-A Trust , Series 03-3, Class 2A, 3.60%, 10/25/33, Callable 4/25/18 @ 100(a)(b)	614,164	614,164
Chase Mortgage Finance Corp. , Series 07-A1, Class 2A1, 3.68%, 2/25/37, Callable 10/25/26 @ 100(a)(b)	93,779	94,509
Countrywide Home Loans, Inc. , Series 2002-19, Class 1A1, 6.25%, 11/25/32, Callable 4/25/18 @ 100	10,207	10,207
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-5, Class 5A1, 5.00%, 8/25/19, Callable 5/25/18 @ 100	20,201	20,186

See notes to schedule of investments.

Security Description	Principal Amount	Value
Credit Suisse First Boston Mortgage Securities Corp. , Series 04-AR7, Class 4A1, 3.51%, 11/25/34, Callable 4/25/18 @ 100(a)(b)	$562,990	$562,990
Credit Suisse First Boston Mortgage Securities Corp. , Series 03-23, Class 2A8, 4.50%, 10/25/18(b)	5,248	5,270
GSR Mortgage Loan Trust , Series 05-AR6, Class 1A1, 3.73%, 9/25/35, Callable 4/25/18 @ 100(a)(b)	326,873	326,873
JPMorgan Mortgage Trust , Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 4/25/33 @ 100(a)(b)(c)	759,717	762,050
JPMorgan Mortgage Trust , Series 16-3, Class 1A3, 3.50%, 10/25/46, Callable 8/25/30 @ 100(a)(b)(c)	1,523,051	1,527,728
JPMorgan Mortgage Trust , Series 17-1, Class A5, 3.50%, 1/25/47, Callable 9/25/38 @ 100(a)(b)(c)	1,054,532	1,055,979
JPMorgan Mortgage Trust , Series 17-3, Class 2A2, 2.50%, 8/25/47, Callable 5/25/38 @ 100(a)(b)(c)	2,750,877	2,670,526
JPMorgan Mortgage Trust , Series 14-5, Class A11, 3.00%, 10/25/29, Callable 11/25/23 @ 100(a)(b)(c)	2,354,689	2,323,837
JPMorgan Mortgage Trust , Series 2004-S2, Class 1A3, 4.75%, 11/25/19, Callable 5/25/19 @ 100(b)	9,512	9,598
JPMorgan Mortgage Trust , Series 04-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/18 @ 100(b)	5,394	5,394
JPMorgan Mortgage Trust , Series 05-A1, Class 3A1, 3.70%, 2/25/35, Callable 4/25/18 @ 100(a)(b)	123,333	124,488
JPMorgan Mortgage Trust , Series 06-A2, Class 5A1, 3.59%, 11/25/33, Callable 7/25/25 @ 100(a)(b)	135,363	135,837
Madison Park Funding Ltd. , Series 2017-26A, Class AR, 2.96% (LIBOR03M+120bps), 7/29/30(a)(c)	1,750,000	1,760,938
Morgan Stanley Mortgage Loan Trust , Series 05-6AR, Class 1A1, 2.15% (LIBOR01M+28bps), 11/25/35, Callable 6/25/18 @ 100(a)(b)	155,752	154,558
Morgan Stanley Mortgage Loan Trust , Series 04-1, Class 1A9, 4.50%, 11/25/18, Callable 2/25/20 @ 100(b)	275	276
Prime Mortgage Trust , Series 04-2, Class A2, 4.75%, 11/25/19, Callable 4/25/18 @ 100(b)	14,893	14,893
Residential Asset Securities Corp. , Series 05-KS1, Class M1, 2.55% (LIBOR01M+68bps), 2/25/35, Callable 4/25/18 @ 100(a)	828,772	823,998
Residential Funding Mortgage Securities I, Inc. , Series 2005-S3, Class A1, 4.75%, 3/25/20, Callable 4/25/18 @ 100(b)	6,714	6,714
Structured Adjustable Rate Mortgage Loan Trust , Series 04-6, Class 4A1, 3.54%, 6/25/34, Callable 4/25/18 @ 100(a)(b)	287,404	287,404
Structured Asset Securities Corp. , Series 2004-21XS, Class 2A6A, 5.24%, 12/25/34, Callable 4/25/18 @ 100(a)(b)	605	613
Structured Asset Securities Corp. , Series 03-34A, Class 3A2, 3.61%, 11/25/33, Callable 4/25/18 @ 100(a)(b)	407,391	407,391
Thornburg Mortgage Securities Trust , Series 04-3, Class A, 2.61% (LIBOR01M+74bps), 9/25/44, Callable 4/25/18 @ 100(a)(b)	503,340	484,963
Wells Fargo Mortgage Backed Securities Trust , Series 03-N, Class 2A1, 3.59%, 12/25/33, Callable 4/25/18 @ 100(a)(b)	78,585	78,585
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR16, Class 3A2, 3.87%, 3/25/35, Callable 4/25/18 @ 100(a)(b)	382,098	382,098
Wells Fargo Mortgage Backed Securities Trust , Series 05-AR12, Class 2A6, 3.74%, 6/25/35, Callable 4/25/18 @ 100(a)(b)	170,655	170,655
Wells Fargo Mortgage Backed Securities Trust , Series 04-Z, Class 2A2, 3.74%, 12/25/34, Callable 4/25/18 @ 100(a)(b)	78,778	78,778

See notes to schedule of investments.

Security Description	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust , Series 04-O, Class A1, 3.55%, 8/25/34, Callable 4/25/18 @ 100(a)(b)	$107,431	$107,431
Wells Fargo Mortgage Backed Securities Trust , Series 04-M, Class A7, 3.52%, 8/25/34, Callable 4/25/18 @ 100(a)(b)	169,476	169,476
Wells Fargo Mortgage Backed Securities Trust , Series 03-J, Class 2A1, 3.48%, 10/25/33, Callable 4/25/18 @ 100(a)(b)	32,360	32,360
Total Residential Mortgage Backed Securities (Cost $15,945,095)		15,761,148

Corporate Bonds (44.7%)
Consumer Discretionary (3.2%):
Best Buy Co., Inc.
5.00%, , 8/1/18	1,390,000	1,399,952
5.50%, , 3/15/21, Callable 12/15/20 @ 100	1,115,000	1,176,069
BorgWarner, Inc., 4.63%, 9/15/20 (b)	859,000	890,517
D.R Horton, Inc., 4.00%, 2/15/20	2,133,000	2,169,261
Hasbro, Inc., 3.15%, 5/15/21, Callable 3/15/21 @ 100	892,000	892,678
Lennar Corp., 4.50%, 6/15/19, Callable 4/16/19 @ 100 (b)	640,000	645,152
O’Reilly Automotive, Inc., 4.88%, 1/14/21, Callable 10/14/20 @ 100 (b)	2,050,000	2,138,252
		9,311,881

Consumer Staples (2.0%):
Bat Capital Corp., 2.30%, 8/14/20 (c)	1,250,000	1,225,450
Church & Dwight Co., Inc., 2.45%, 12/15/19, Callable 11/15/19 @ 100	1,515,000	1,506,516
Ingredion, Inc., 4.63%, 11/1/20	900,000	931,725
Molson Coors Brewing Co., 1.45%, 7/15/19	1,250,000	1,227,088
Pernod Ricard SA, 5.75%, 4/7/21 (c)	1,173,000	1,258,347
		6,149,126

Energy (4.4%):
Buckeye Partners LP, 2.65%, 11/15/18, Callable 10/15/18 @ 100 (b)	1,700,000	1,696,583
Columbia Pipeline Group, Inc., 2.45%, 6/1/18	500,000	499,580
Enable Midstream Partner, 2.40%, 5/15/19, Callable 4/15/19 @ 100 (b)	2,900,000	2,868,070
LUKOIL International Finance BV, 6.13%, 11/9/20 (b)(c)	2,815,000	2,987,278
Marathon Petroleum Corp., 3.40%, 12/15/20, Callable 11/15/20 @ 100	1,040,000	1,047,197
Pioneer Natural Resource Co., 7.50%, 1/15/20	1,135,000	1,221,555
Texas Gas Transmission LLC, 4.50%, 2/1/21, Callable 11/1/20 @ 100 (c)	1,085,000	1,105,778
Western Gas Partners LP, 2.60%, 8/15/18, Callable 7/15/18 @ 100	1,475,000	1,472,965
		12,899,006

Financials (13.5%):
Bank of America Corp.
2.25%, , 4/21/20, MTN	1,300,000	1,280,188
2.33%, (LIBOR03M+63bps), 10/1/21, Callable 10/1/20 @ 100 (a)	754,000	737,397
Capital One Financial Corp.
2.45%, , 4/24/19, Callable 3/24/19 @ 100	710,000	705,996
2.50%, , 5/12/20, Callable 4/12/20 @ 100 (d)	590,000	580,743
2.49%, (LIBOR03M+72bps), 1/30/23, Callable 12/30/22 @ 100 (a)	1,500,000	1,488,405
Citigroup, Inc., 3.12%(LIBOR03M+107bps), 12/8/21, Callable 11/8/21 @ 100 (a)(b)	1,500,000	1,521,600
Ford Motor Credit Co. LLC, 2.46%, 3/27/20 (b)	1,985,000	1,953,955
General Motors Financial Co., Inc., 3.25%, 5/15/18 (b)	3,500,000	3,502,554
HSBC Holdings PLC, 3.20%(LIBOR03M+150bps), 1/5/22 (a)(b)	750,000	773,078

See notes to schedule of investments.

Security Description	Principal Amount	Value
JPMorgan Chase & Co., 2.97%(LIBOR03M+123bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)	$750,000	$761,783
KeyBank NA, 1.60%, 8/22/19 (b)	3,000,000	2,951,340
MetLife, Inc., 6.82%, 8/15/18 (b)	5,000,000	5,070,350
Morgan Stanley
2.45%, , 2/1/19 (b)	1,000,000	997,730
2.65%, , 1/27/20 (d)	1,355,000	1,346,084
3.14%, (LIBOR03M+140bps), 10/24/23, Callable 10/24/22 @ 100 (a)(b)(d)	750,000	766,178
Regions Bank
7.50%, , 5/15/18 (b)	500,000	502,690
2.25%, , 9/14/18, Callable 8/14/18 @ 100 (b)	3,700,000	3,693,561
Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	1,190,000	1,188,334
S&P Global, Inc., 2.50%, 8/15/18	895,000	894,195
The Goldman Sachs Group, Inc.
6.15%, , 4/1/18 (b)(d)	3,000,000	2,999,999
3.01%, (LIBOR03M+117bps), 11/15/21, Callable 11/15/20 @ 100 (a)(b)	1,500,000	1,517,565
UBS Group Funding Switzerland AG, 2.95%, 9/24/20 (b)(c)(d)	2,075,000	2,060,600
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100 (b)	2,500,000	2,478,225
		39,772,550

Health Care (7.6%):
AbbVie, Inc., 2.00%, 11/6/18 (b)	2,500,000	2,491,300
Agilent Technologies, Inc., 5.00%, 7/15/20	1,500,000	1,562,670
Amgen, Inc., 2.20%, 5/11/20 (b)	3,205,000	3,154,649
Biogen, Inc., 2.90%, 9/15/20	2,873,000	2,854,785
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20 (b)	1,490,900	1,548,836
Celgene Corp., 2.88%, 2/19/21 (d)	3,020,000	2,998,498
Edwards Lifesciences Corp., 2.88%, 10/15/18	1,845,000	1,844,225
Express Scripts Holding Co., 2.25%, 6/15/19 (b)	2,390,000	2,373,867
Gilead Sciences, Inc., 1.85%, 9/4/18	2,000,000	1,994,280
Universal Health Services, Inc., 3.75%, 8/1/19 (c)	1,645,000	1,647,484
		22,470,594

Industrials (2.4%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	1,330,000	1,393,388
Aercap Holdings NV, 4.63%, 10/30/20 (b)	2,015,000	2,073,213
Honeywell International, Inc., 1.80%, 10/30/19	744,000	734,164
IDEX Corp., 4.50%, 12/15/20, Callable 9/15/20 @ 100	1,150,000	1,178,210
Kansas City Southern, 2.35%, 5/15/20, Callable 4/15/20 @ 100	1,756,000	1,731,855
		7,110,830

Information Technology (5.1%):
Activision Blizzard, Inc., 6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	1,650,000	1,726,560
Alibaba Group Holding Ltd., 2.50%, 11/28/19, Callable 10/28/19 @ 100	999,000	992,127
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100 (b)	2,255,000	2,288,217
Juniper Networks, Inc., 3.13%, 2/26/19 (b)	2,930,000	2,934,219
Lam Research Group, 2.80%, 6/15/21, Callable 5/15/21 @ 100	778,000	769,030
Maxim Integrated Product, Inc., 2.50%, 11/15/18	1,000,000	997,410
NetApp, Inc., 2.00%, 9/27/19	1,025,000	1,009,277
Total System Services, Inc., 2.38%, 6/1/18 (b)	2,500,000	2,498,275
VMware, Inc., 2.30%, 8/21/20 (b)	2,110,000	2,052,481
		15,267,596

Materials (2.4%):
Anglo American Capital PLC, 4.13%, 4/15/21 (b)(c)	3,275,000	3,321,865
Martin Marietta Materials, Inc., 6.60%, 4/15/18 (b)	500,000	500,600

See notes to schedule of investments.

Security Description	Shares or Principal Amount	Value
Newmont Mining Corp., 5.13%, 10/1/19 (b)	$3,285,000	$3,381,119
		7,203,584

Real Estate (0.7%):
Welltower, Inc., 6.13%, 4/15/20 (b)	1,906,000	2,018,435

Telecommunication Services (1.5%):
AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	4,079,000	4,031,276
Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 1/15/19 @ 102.69	325,000	316,540
		4,347,816

Utilities (1.9%):
Eversource Energy, 2.50%, 3/15/21, Callable 2/15/21 @ 100	1,950,000	1,918,137
Iberdrola Finance Ireland Ltd., 5.00%, 9/11/19 (b)(c)	3,290,000	3,375,737
		5,293,874
Total Corporate Bonds (Cost $133,309,014)		131,845,292

U.S. Government Mortgage Backed Agencies (10.1%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (b)	1,181,464	1,270,589
5.50%, 10/25/23 (b)	8,409	8,834
Series 4430, Class NG2.50%, 2/15/38	2,395,553	2,374,071
7.00%, 9/1/38 (b)	7,538	8,608
Series 4320, Class AP3.50%, 7/15/39	1,157,402	1,165,617
Series 3713, Class PA2.00%, 2/15/40 - 3/15/40 (b)	8,770,274	8,569,164
Series 4049, Class AB2.75%, 12/15/41	758,593	754,444
		14,151,327
Federal National Mortgage Association
6.00%, 2/1/37 (b)	1,182,459	1,294,922
Series 2013-83, Class CA3.50%, 10/25/37 - 3/25/40	3,266,769	3,314,278
Series 2013-33, Class UD2.50%, 4/25/39	1,434,987	1,396,463
Series 2011-21, Class PA4.50%, 5/25/40 (b)	3,283,462	3,422,051
Series 2011-101, Class LA3.00%, 10/25/40	1,286,524	1,283,588
5.00%, 2/1/41 - 10/1/41 (b)	4,533,905	4,882,620
3.44%(LIBOR12M+169bps), 8/1/46 (b)	11,589	12,145
		15,606,067
Total U.S. Government Mortgage Backed Agencies (Cost $30,290,500)		29,757,394

U.S. Treasury Obligations (17.1%)
U.S. Treasury Bills, 1.76%, 8/2/18 (b)(e)	15,750,000	15,655,281
U.S. Treasury Notes
1.13%, 1/31/19 (b)	10,337,000	10,254,627
1.63%, 8/31/19 (b)	18,585,000	18,432,260
2.00%, 1/31/20 (b)	6,200,000	6,170,839
Total U.S. Treasury Obligations (Cost $50,713,072)		50,513,007

Collateral for Securities Loaned (1.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(f)	565,910	565,910

See notes to schedule of investments.

Security Description	Shares	Value
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(f)	1,264,772	$1,264,772
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(f)	660,264	660,264
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(f)	188,637	188,637
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(f)	1,697,654	1,697,654
Total Collateral for Securities Loaned (Cost $4,377,237)		4,377,237
Total Investments (Cost $294,092,388) — 98.7%		291,266,869
Other assets in excess of liabilities — 1.3%		3,825,471
NET ASSETS - 100.00%		$295,092,340

(a)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2018.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $54,876,005 and amounted to 18.6% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Rate represents the effective yield at March 31, 2018.
(f)	Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

Bps — Basis points

LIBOR—London InterBank Offered Rate

LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2018, based on the last reset date of the security

LLC—Limited Liability Company

LP—Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
2-Year U.S. Treasury Note Future	340	6/29/18	$72,241,768	$72,287,188	$45,420

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
5-Year U.S. Treasury Note Future	40	6/29/18	$4,556,499	$4,578,438	$(21,939)

	Total unrealized appreciation				$45,420
	Total unrealized depreciation				(21,939)
	Total net unrealized appreciation (depreciation)				$23,481

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

The table below presents centrally cleared credit default swap contracts as of March 31, 2018

Underlying Instrument	Pay Fixed Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2018(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Depreciation
CDX North America High Yield Index; Series 29	5.00%	12/20/22	Daily	3.37%	$18,000,000	$1,178,413	$1,215,000	$(36,587)
CDX North America Investment Grade 5 Year Index; Series 29	1.00	12/20/22	Daily	5.75%	14,000,000	261,518	288,528	(27,010)
						$1,439,931	$1,503,528	$(63,597)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index and CDX North America Investment Grade 5 Year Index.

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.7%)
Australia (5.5%):
Financials (1.4%):
Macquarie Group Ltd.	30,051	$2,395,719
Health Care (1.7%):
CSL Ltd.	23,652	2,849,010
Materials (1.2%):
BHP Billiton Ltd. (b)	94,468	2,093,527
Real Estate (1.2%):
Scentre Group	717,360	2,116,450
		9,454,706
Belgium (1.1%):
Information Technology (1.1%):
Melexis NV	18,347	1,833,934

China (0.8%):
Information Technology (0.8%):
Tencent Holdings Ltd.	26,100	1,401,082

Denmark (2.3%):
Consumer Staples (2.3%):
Royal Unibrew A/S	58,997	3,917,326

France (9.0%):
Consumer Discretionary (3.7%):
Cie Generale des Etablissements Michelin	19,223	2,845,478
LVMH Moet Hennessy Louis Vuitton SA	11,514	3,547,874
		6,393,352
Energy (1.4%):
Total SA	42,256	2,421,805
Financials (0.9%):
AXA SA	55,082	1,464,067
Information Technology (1.6%):
Cap Gemini SA	21,804	2,720,251
Materials (1.4%):
Arkema SA	18,427	2,405,331
		15,404,806
Germany (8.8%):
Consumer Discretionary (1.6%):
Daimler AG, Registered Shares	31,592	2,691,311
Financials (2.2%):
Allianz SE	16,760	3,788,256
Health Care (1.1%):
Bayer AG	16,944	1,909,928
Industrials (1.5%):
Siemens AG	7,164	913,996
Washtec AG	16,930	1,614,961
		2,528,957
Information Technology (1.2%):
SAP SE	20,537	2,155,749
Real Estate (1.2%):
Vonovia SE	40,932	2,029,563
		15,103,764

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Greece (0.5%):
Energy (0.5%):
Motor Oil (Hellas) Corinth Refineries SA	40,382	$911,879

Hong Kong (4.2%):
Financials (2.5%):
AIA Group Ltd.	185,200	1,583,266
BOC Hong Kong Holdings Ltd.	557,500	2,735,059
		4,318,325
Real Estate (1.1%):
CK Asset Holdings Ltd.	228,500	1,928,389
Utilities (0.6%):
HK Electric Investments & HK Electric Investments Ltd. (b)(c)	1,042,000	1,010,447
		7,257,161
Ireland (0.8%):
Industrials (0.8%):
Experian PLC	67,303	1,455,333

Italy (3.8%):
Financials (0.9%):
Banca Generali SpA	48,844	1,575,694
Health Care (1.4%):
Recordati SpA	64,656	2,385,214
Utilities (1.5%):
Enel SpA	410,061	2,508,945
		6,469,853
Japan (22.5%):
Consumer Discretionary (2.7%):
Toyota Motor Corp.	70,600	4,584,820
Consumer Staples (1.4%):
Matsumotokiyoshi Holdings Co. Ltd.	56,600	2,398,451
Financials (3.0%):
Jafco Co. Ltd.	31,100	1,452,619
Mitsubishi UFJ Financial Group, Inc.	359,800	2,391,430
Tokio Marine Holdings, Inc.	29,000	1,315,128
		5,159,177
Health Care (2.1%):
Hoya Corp.	35,500	1,793,451
Shionogi & Co. Ltd.	36,400	1,895,744
		3,689,195
Industrials (6.6%):
EN-Japan, Inc.	31,700	1,802,870
Fuji Electric Co. Ltd.	251,000	1,729,557
Hitachi Construction Machinery Co. Ltd.	45,100	1,750,889
ITOCHU Corp.	107,700	2,103,373
Kyowa Exeo Corp.	66,400	1,777,623
Sanwa Holdings Corp.	164,900	2,126,606
		11,290,918
Information Technology (1.7%):
Fujitsu Ltd.	161,000	978,524
Oracle Corp. Japan	15,700	1,303,189
Ulvac, Inc.	12,300	695,958
		2,977,671

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Materials (0.7%):
DIC Corp.	35,400	$1,187,772
Real Estate (0.8%):
Sumitomo Realty & Development	38,000	1,420,132
Telecommunication Services (2.4%):
Nippon Telegraph & Telephone Corp.	60,500	2,822,909
SoftBank Group Corp.	18,200	1,357,752
		4,180,661
Utilities (1.1%):
Chubu Electric Power Co., Inc.	128,100	1,838,717
		38,727,514
Netherlands (3.5%):
Financials (0.9%):
ING Groep NV	87,847	1,482,256
Industrials (1.6%):
Wolters Kluwer NV	51,215	2,723,531
Telecommunication Services (1.0%):
Koninklijke KPN NV	574,226	1,726,482
		5,932,269
Norway (2.3%):
Energy (1.1%):
Aker BP ASA	69,662	1,889,224
Financials (1.2%):
SpareBank 1 SMN	193,693	2,008,412
		3,897,636
Singapore (1.5%):
Financials (0.9%):
DBS Group Holdings Ltd.	74,800	1,580,374
Real Estate (0.6%):
Ascendas Real Estate Investment Trust	528,600	1,065,028
		2,645,402
Spain (2.5%):
Financials (1.3%):
Banco Santander SA	359,905	2,355,427
Telecommunication Services (1.2%):
Telefonica SA	204,443	2,025,140
		4,380,567
Sweden (1.9%):
Industrials (1.9%):
Atlas Copco AB	83,891	3,276,678

Switzerland (7.1%):
Consumer Staples (2.1%):
Nestle SA, Registered Shares	45,003	3,558,223
Financials (0.8%):
UBS Group AG, Registered Shares	80,669	1,421,747
Health Care (4.2%):
Novartis AG	47,653	3,855,426
Roche Holding AG	14,718	3,377,327
		7,232,753
		12,212,723

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
United Kingdom (18.6%):
Consumer Discretionary (0.6%):
Next PLC	16,760	$1,120,229
Consumer Staples (4.9%):
British American Tobacco PLC	26,135	1,510,567
Britvic PLC	124,264	1,190,241
Diageo PLC	93,899	3,175,184
Unilever PLC	47,271	2,621,397
		8,497,389
Energy (2.6%):
BP PLC	189,224	1,276,154
Royal Dutch Shell PLC, Class A	99,418	3,144,990
		4,421,144
Financials (3.8%):
Close Brothers Group PLC	93,551	1,886,435
HSBC Holdings PLC	308,292	2,894,669
Lloyds Banking Group PLC	373,809	339,978
Prudential PLC	54,094	1,351,545
		6,472,627
Health Care (1.5%):
Smith & Nephew PLC	134,531	2,516,313
Industrials (1.4%):
RELX PLC	120,179	2,468,346
Materials (3.8%):
Croda International PLC	39,961	2,566,783
Rio Tinto PLC	77,806	3,947,628
		6,514,411
		32,010,459
Total Common Stocks (Cost $140,497,271)		166,293,092
Preferred Stocks (1.5%)
Japan (1.5%):
Consumer Staples (1.5%):
Ito En Ltd.	119,300	2,597,657
Total Preferred Stocks (Cost $1,966,816)		2,597,657
Collateral for Securities Loaned (0.6%)
United States (0.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (d)	147,545	147,545
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (d)	329,753	329,753
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (d)	172,145	172,145
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (d)	49,182	49,182
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (d)	442,614	442,614
Total Collateral for Securities Loaned (Cost $1,141,239)		1,141,239
Total Investments (Cost $143,605,326) — 98.8%		170,031,988
Other assets in excess of liabilities — 1.2%		2,014,193
NET ASSETS - 100.00%		$172,046,181

See notes to schedule of investments.

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Chile and Hong Kong were fair valued at March 31, 2018. See Note 1 for further information.

(b)                   All or a portion of this security is on loan.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $1,010,447 and amounted to 0.6% of net assets.

(d)                   Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Banks (11.2%):
Comerica, Inc.	370,870	$35,577,560
JPMorgan Chase & Co.	312,600	34,376,622
The PNC Financial Services Group, Inc.	172,360	26,067,726
U.S. Bancorp	341,910	17,266,455
		113,288,363
Capital Markets (5.2%):
CBOE Holdings, Inc.	138,850	15,842,785
E*TRADE Financial Corp.(a)	661,715	36,665,628
		52,508,413
Consumer Discretionary (7.0%):
Booking Holdings, Inc.(a)	8,070	16,788,747
Liberty Interactive Corp. QVC Group, Series A, Class A(a)(b)	667,354	16,797,300
LKQ Corp.(a)	395,460	15,007,707
MGM Resorts International	636,390	22,286,378
		70,880,132
Consumer Finance (2.0%):
Capital One Financial Corp.	209,510	20,075,248
Consumer Staples (6.4%):
CVS Health Corp.	150,195	9,343,631
Mondelez International, Inc., Class A	688,420	28,727,766
Post Holdings, Inc.(a)	349,460	26,475,090
		64,546,487
Energy (12.3%):
Chevron Corp.	197,800	22,557,112
ConocoPhillips	173,630	10,294,523
Devon Energy Corp.	619,791	19,703,156
Enterprise Products Partners LP	588,710	14,411,621
EQT Corp.	351,210	16,685,987
Helmerich & Payne, Inc.(b)	231,780	15,427,277
Noble Energy, Inc.	849,520	25,740,455
		124,820,131
Health Care (6.7%):
Allergan PLC	200,147	33,682,739
UnitedHealth Group, Inc.	79,935	17,106,090
Zimmer Biomet Holdings, Inc.	159,420	17,383,157
		68,171,986
Industrials (5.9%):
Eaton Corp. PLC	97,220	7,768,850
Sensata Technologies Holding PLC(a)(b)	300,180	15,558,329
Southwest Airlines Co.	357,210	20,460,989
Union Pacific Corp.	120,240	16,163,863
		59,952,031
Information Technology (14.0%):
Alphabet, Inc., Class A(a)	39,225	40,681,817
Cognizant Technology Solutions Corp., Class A	250,117	20,134,419
FleetCor Technologies, Inc.(a)	132,790	26,889,975
Microsoft Corp.	223,758	20,422,393
Visa, Inc., Class A	287,560	34,397,927
		142,526,531

See notes to schedule of investments.

Security Description	Shares	Value
Insurance (14.7%):
Aflac, Inc.	401,620	$17,574,891
American International Group, Inc.	515,290	28,042,081
Arch Capital Group Ltd.(a)	236,620	20,252,306
Athene Holding Ltd., Class A(a)	691,970	33,083,086
Brown & Brown, Inc.	1,278,640	32,528,601
Cincinnati Financial Corp.(b)	211,550	15,709,703
		147,190,668
Materials (7.1%):
Ball Corp.(b)	889,680	35,329,193
Lyondellbasell Industries NV, Class A	143,118	15,124,710
Sealed Air Corp.(b)	489,980	20,966,244
		71,420,147
Real Estate (4.2%):
Equity Commonwealth(a)	675,360	20,713,291
Invitation Homes, Inc.	947,880	21,640,101
		42,353,392
Utilities (3.0%):
Duke Energy Corp.	226,450	17,543,082
Exelon Corp.	339,910	13,259,889
		30,802,971
Total Common Stocks (Cost $846,599,866)		1,008,536,500
Collateral for Securities Loaned (2.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	3,691,644	3,691,644
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	8,250,589	8,250,589
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	4,307,152	4,307,152
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	1,230,548	1,230,548
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	11,074,442	11,074,442
Total Collateral for Securities Loaned (Cost $28,554,375)		28,554,375
Total Investments (Cost $875,154,241) — 102.5%		1,037,090,875
Liabilities in excess of other assets — (2.5)%		(25,069,252)
NET ASSETS - 100.00%		$1,012,021,623

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

LP—Limited Partnership

PLC—Public Limited Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.0%)
Communications Equipment (1.1%):
Lumentum Holdings, Inc.(a)(b)	19,463	$1,241,739
Consumer Discretionary (16.2%):
At Home Group, Inc.(a)	17,550	562,302
Burlington Stores, Inc.(a)	9,088	1,210,067
Delphi Technologies PLC	19,910	948,712
Eldorado Resorts, Inc.(a)(b)	24,960	823,680
Grand Canyon Education, Inc.(a)	19,759	2,073,114
LCI Industries	8,990	936,309
Lithia Motors, Inc.	13,963	1,403,561
Monro Muffler Brake, Inc.	15,410	825,976
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	20,018	1,207,085
Planet Fitness, Inc., Class A(a)(b)	45,320	1,711,736
Red Rock Resorts, Inc., Class A	28,820	843,850
Steven Madden Ltd.	30,249	1,327,931
The Wendy’s Co.	89,140	1,564,407
Visteon Corp.(a)	2,310	254,654
Weight Watchers International, Inc.(a)	21,440	1,366,157
Wingstop, Inc.(b)	21,490	1,014,973
		18,074,514
Consumer Staples (2.0%):
Nomad Foods Ltd.(a)(b)	136,410	2,147,093
Electronic Equipment, Instruments & Components (1.2%):
Littelfuse, Inc.	6,489	1,350,880
Energy (1.8%):
Diamondback Energy, Inc.(a)	3,325	420,679
RSP Permian, Inc.(a)	33,480	1,569,542
		1,990,221
Financials (6.0%):
Essent Group Ltd.(a)	20,070	854,179
LendingTree, Inc.(a)(b)	2,454	805,280
Primerica, Inc.	7,130	688,758
Texas Capital Bancshares, Inc.(a)(b)	15,970	1,435,703
Walker & Dunlop, Inc.	22,910	1,361,313
Western Alliance BanCorp(a)	27,854	1,618,596
		6,763,829
Health Care (23.4%):
Aimmune Therapeutics, Inc.(a)(b)	20,360	648,059
Amicus Therapeutics, Inc.(a)(b)	90,149	1,355,841
Audentes Therapeutics, Inc.(a)	13,770	413,789
Bluebird Bio, Inc.(a)	8,352	1,426,104
Blueprint Medicines Corp.(a)(b)	14,716	1,349,457
Celyad SA, ADR(a)	10,421	357,545
Eagle Pharmaceuticals, Inc.(a)(b)	11,090	584,332
Exact Sciences Corp.(a)	37,850	1,526,490
Five Prime Therapeutics, Inc.(a)	33,367	573,245
Globus Medical, Inc., Class A(a)	26,150	1,302,793
GW Pharmaceuticals PLC, ADR(b)	9,280	1,045,578
HealthEquity, Inc.(a)	16,740	1,013,440
Immunomedics, Inc.(a)(b)	56,400	824,004
Insmed, Inc.(a)(b)	16,620	374,282
Insulet Corp.(a)	15,930	1,380,812

See notes to schedule of investments.

Security Description	Shares	Value
Iovance Biotherapeutics, Inc.(a)	72,984	$1,233,430
Irhythm Technologies, Inc.(a)	5,930	373,294
Ligand Pharmaceuticals, Inc., Class B(a)	6,918	1,142,577
Loxo Oncology, Inc.(a)	13,006	1,500,502
Madrigal Pharmaceuticals, Inc.(a)(b)	5,780	675,046
Masimo Corp.(a)	14,480	1,273,516
Penumbra, Inc.(a)(b)	10,200	1,179,630
Sage Therapeutics, Inc.(a)	8,386	1,350,733
Sienna Biopharmaceuticals, Inc.(a)(b)	12,210	229,304
Teladoc, Inc.(a)(b)	25,220	1,016,366
Vital Therapies, Inc.(a)(b)	69,007	469,248
WellCare Health Plans, Inc.(a)	7,776	1,505,666
		26,125,083
Industrials (12.6%):
Altra Industrial Motion Corp.(b)	29,960	1,376,662
Azul SA, ADR(a)	34,900	1,212,775
Beacon Roofing Supply, Inc.(a)	24,490	1,299,684
H&E Equipment Services, Inc.	44,400	1,708,956
HEICO Corp., Class A	12,618	895,247
Hexcel Corp.	13,883	896,703
Kennametal, Inc.	44,980	1,806,397
Proto Labs, Inc.(a)	10,040	1,180,202
Saia, Inc.(a)	23,460	1,763,019
Simpson Manufacturing Co., Inc.	12,490	719,299
Welbilt, Inc.(a)	63,800	1,240,910
		14,099,854
Internet Software & Services (9.1%):
Cornerstone OnDemand, Inc.(a)	22,130	865,504
Coupa Software, Inc.(a)	33,880	1,545,606
Envestnet, Inc.(a)	16,120	923,676
LogMeIn, Inc.	16,500	1,906,575
Mindbody, Inc.(a)	61,350	2,386,514
Q2 Holdings, Inc.(a)(b)	23,170	1,055,394
Wix.com Ltd.(a)	18,300	1,455,765
		10,139,034
IT Services (6.6%):
Black Knight, Inc.(a)	32,753	1,542,666
Euronet Worldwide, Inc.(a)	18,003	1,420,797
InterXion Holding NV(a)	27,420	1,703,056
WEX, Inc.(a)	8,530	1,335,969
WNS Holdings Ltd., ADR(a)	32,366	1,467,151
		7,469,639
Materials (3.8%):
Allegheny Technologies, Inc.(a)(b)	50,710	1,200,813
Ashland Global Holdings, Inc.	19,250	1,343,458
Ferro Corp.(a)	70,200	1,630,044
GCP Applied Technologies, Inc.(a)	480	13,944
		4,188,259
Semiconductors & Semiconductor Equipment (6.3%):
Advanced Energy Industries, Inc.(a)	14,620	934,218
Cypress Semiconductor Corp.	58,940	999,622
MKS Instruments, Inc.	15,370	1,777,541
Monolithic Power Systems, Inc.	10,947	1,267,334
Tower Semiconductor Ltd.(a)	39,364	1,059,285

See notes to schedule of investments.

Security Description	Shares	Value
Versum Materials, Inc.	27,970	$1,052,511
		7,090,511
Software (7.9%):
Fair Isaac Corp.	9,330	1,580,222
HubSpot, Inc.(a)	9,280	1,005,024
Proofpoint, Inc.(a)	14,055	1,597,351
RingCentral, Inc., Class A(a)(b)	55,278	3,510,152
The Ultimate Software Group, Inc.(a)	4,875	1,188,038
		8,880,787
Total Common Stocks (Cost $79,093,438)		109,561,443
Collateral for Securities Loaned (12.8%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	1,849,102	1,849,102
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	4,132,625	4,132,625
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	2,157,403	2,157,403
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	616,367	616,367
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	5,547,061	5,547,061
Total Collateral for Securities Loaned (Cost $14,302,558)		14,302,558
Total Investments (Cost $93,395,996) — 110.8%		123,864,001
Liabilities in excess of other assets — (10.8)%		(12,076,115)
NET ASSETS - 100.00%		$111,787,886

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PLC—Public Limited Company

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory S&P 500 Index VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (12.6%):
Advance Auto Parts, Inc.	403	$47,776
Amazon.com, Inc.(a)	2,187	3,165,333
Aptiv PLC	1,447	122,952
AutoZone, Inc.(a)	148	96,006
Best Buy Co., Inc.	1,384	96,866
Booking Holdings, Inc.(a)	265	551,303
BorgWarner, Inc.	1,077	54,097
CarMax, Inc.(a)	984	60,949
Carnival Corp., Class A	2,210	144,932
CBS Corp., Class B	1,879	96,562
Charter Communications, Inc., Class A(a)	1,013	315,266
Chipotle Mexican Grill, Inc.(a)	134	43,297
Comcast Corp., Class A	25,229	862,075
D.R. Horton, Inc.	1,862	81,630
Darden Restaurants, Inc.	672	57,288
Discovery Communications, Inc., Class A(a)	847	18,151
Discovery Communications, Inc., Class C(a)	1,662	32,442
DISH Network Corp.(a)	1,241	47,021
Dollar General Corp.	1,404	131,344
Dollar Tree, Inc.(a)	1,291	122,516
Expedia, Inc.	666	73,533
Foot Locker, Inc.	660	30,056
Ford Motor Co.	21,241	235,350
Garmin Ltd.	602	35,476
General Motors Co.	6,873	249,765
Genuine Parts Co.	799	71,782
H&R Block, Inc.	1,138	28,917
Hanesbrands, Inc.(b)	1,961	36,122
Harley-Davidson, Inc.	917	39,321
Hasbro, Inc.	615	51,844
Hilton Worldwide Holdings, Inc.	1,101	86,715
Kohl’s Corp.	914	59,876
L Brands, Inc.	1,337	51,087
Leggett & Platt, Inc.(b)	720	31,939
Lennar Corp., Class A	1,486	87,585
LKQ Corp.(a)	1,685	63,946
Lowe’s Co., Inc.	4,518	396,455
Macy’s, Inc.(b)	1,659	49,339
Marriott International, Inc., Class A	1,634	222,191
Mattel, Inc.(b)	1,872	24,617
McDonald’s Corp.	4,339	678,534
MGM Resorts International	2,774	97,145
Michael Kors Holdings Ltd.(a)	828	51,402
Mohawk Industries, Inc.(a)	344	79,884
Netflix, Inc.(a)	2,362	697,617
Newell Brands, Inc.	2,641	67,293
News Corp., Class A	2,085	32,943
News Corp., Class B(b)	663	10,674
Nike, Inc., Class B	7,064	469,332
Nordstrom, Inc.	636	30,789
Norwegian Cruise Line Holdings Ltd.(a)	1,122	59,432
Omnicom Group, Inc.(b)	1,253	91,056
O’Reilly Automotive, Inc.(a)	455	112,558
PulteGroup, Inc.	1,435	42,318
PVH Corp.	419	63,449

See notes to schedule of investments.

Security Description	Shares	Value
Ralph Lauren Corp.	302	$33,764
Ross Stores, Inc.	2,080	162,198
Royal Caribbean Cruises Ltd.	931	109,616
Starbucks Corp.	7,649	442,801
Tapestry, Inc.	1,551	81,598
Target Corp.	2,959	205,443
The Gap, Inc.(b)	1,186	37,003
The Goodyear Tire & Rubber Co.	1,308	34,767
The Home Depot, Inc.	6,356	1,132,893
The Interpublic Group of Co., Inc.	2,093	48,202
The TJX Co., Inc.	3,442	280,730
The Walt Disney Co.	8,185	822,101
Tiffany & Co.	555	54,201
Time Warner, Inc.	4,245	401,492
Tractor Supply Co.	681	42,917
TripAdvisor, Inc.(a)(b)	591	24,166
Twenty-First Century Fox, Inc., Class A	5,737	210,491
Twenty-First Century Fox, Inc., Class B	2,391	86,961
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	315	64,345
Under Armour, Inc., Class A(a)(b)	1,008	16,481
Under Armour, Inc., Class C(a)(b)	1,003	14,393
VF Corp.	1,792	132,823
Viacom, Inc., Class B	1,921	59,666
Whirlpool Corp.	385	58,947
Wyndham Worldwide Corp.	543	62,135
Wynn Resorts Ltd.	437	79,691
Yum! Brands, Inc.	1,810	154,085
		15,512,058
Consumer Staples (7.6%):
Altria Group, Inc.	10,344	644,638
Archer-Daniels-Midland Co.	3,044	132,018
Brown-Forman Corp., Class B	1,424	77,466
Campbell Soup Co.(b)	1,047	45,346
Church & Dwight Co., Inc.	1,328	66,878
Colgate-Palmolive Co.	4,764	341,484
Conagra Brands, Inc.	2,181	80,435
Constellation Brands, Inc., Class A	933	212,649
Costco Wholesale Corp.	2,390	450,348
Coty, Inc., Class A(b)	2,570	47,031
CVS Health Corp.	5,522	343,524
Dr Pepper Snapple Group, Inc.	978	115,776
General Mills, Inc.	3,097	139,551
Hormel Foods Corp.(b)	1,470	50,450
Kellogg Co.	1,355	88,089
Kimberly-Clark Corp.	1,909	210,238
McCormick & Co., Inc.	659	70,111
Molson Coors Brewing Co., Class B	1,006	75,782
Mondelez International, Inc., Class A	8,096	337,846
Monster Beverage Corp.(a)	2,251	128,780
PepsiCo, Inc.	7,741	844,930
Philip Morris International, Inc.	8,454	840,328
Sysco Corp.	2,614	156,735
The Clorox Co.	704	93,709
The Coca-Cola Co.	20,898	907,600
The Estee Lauder Cos., Inc., Class A	1,222	182,958
The Hershey Co.	767	75,902
The J.M. Smucker Co.	618	76,638

See notes to schedule of investments.

Security Description	Shares	Value
The Kraft Heinz Co.	3,251	$202,505
The Kroger Co.	4,797	114,840
The Procter & Gamble Co.	13,722	1,087,880
Tyson Foods, Inc., Class A	1,620	118,568
Walgreens Boots Alliance, Inc.	4,637	303,584
Wal-Mart Stores, Inc.	7,901	702,952
		9,367,569
Energy (5.7%):
Anadarko Petroleum Corp.	2,978	179,901
Andeavor	770	77,431
Apache Corp.(b)	2,076	79,884
Baker Hughes, Inc.(b)	2,300	63,871
Cabot Oil & Gas Corp.	2,508	60,142
Chevron Corp.	10,398	1,185,787
Cimarex Energy Co.	519	48,527
Concho Resources, Inc.(a)	811	121,918
ConocoPhillips(b)	6,393	379,040
Devon Energy Corp.	2,864	91,047
EOG Resources, Inc.	3,150	331,601
EQT Corp.	1,333	63,331
Exxon Mobil Corp.	23,064	1,720,804
Halliburton Co.	4,749	222,918
Helmerich & Payne, Inc.	593	39,470
Hess Corp.	1,458	73,804
Kinder Morgan, Inc.	10,327	155,525
Marathon Oil Corp.	4,625	74,601
Marathon Petroleum Corp.	2,582	188,770
National Oilwell Varco, Inc.	2,069	76,160
Newfield Exploration Co.(a)	1,087	26,545
Noble Energy, Inc.	2,679	81,174
Occidental Petroleum Corp.	4,165	270,558
ONEOK, Inc.	2,235	127,216
Phillips 66	2,285	219,177
Pioneer Natural Resources Co.	927	159,240
Range Resources Corp.(b)	1,231	17,899
Schlumberger Ltd.	7,533	487,988
TechnipFMC PLC(b)	2,386	70,268
The Williams Cos., Inc.	4,503	111,945
Valero Energy Corp.	2,358	218,752
		7,025,294
Financials (14.7%):
Affiliated Managers Group, Inc.	297	56,305
Aflac, Inc.	8,484	371,261
American Express Co.	3,921	365,750
American International Group, Inc.(b)	4,893	266,278
Ameriprise Financial, Inc.	796	117,760
Aon PLC	1,340	188,041
Arthur J. Gallagher & Co.	988	67,905
Assurant, Inc.(b)	286	26,143
Bank of America Corp.	52,075	1,561,729
BB&T Corp.	4,231	220,181
Berkshire Hathaway, Inc., Class B(a)	10,476	2,089,753
BlackRock, Inc., Class A	674	365,119
Brighthouse Financial, Inc.(a)	522	26,831
Capital One Financial Corp.	2,647	253,636
CBOE Holdings, Inc.	613	69,943

See notes to schedule of investments.

Security Description	Shares	Value
Chubb Ltd.	2,526	$345,481
Cincinnati Financial Corp.(b)	812	60,299
Citigroup, Inc.	13,989	944,258
Citizens Financial Group, Inc.	2,653	111,373
CME Group, Inc.	1,853	299,704
Comerica, Inc.	941	90,270
Discover Financial Services	1,931	138,897
E*TRADE Financial Corp.(a)	1,450	80,345
Everest Re Group Ltd.	222	57,014
Fifth Third BanCorp	3,776	119,888
Franklin Resources, Inc.(b)	1,772	61,453
Hartford Financial Services Group, Inc.	1,943	100,103
Huntington Bancshares, Inc.	6,000	90,600
Intercontinental Exchange, Inc.	3,169	229,816
Invesco Ltd.	2,216	70,934
JPMorgan Chase & Co.	18,680	2,054,239
KeyCorp	5,773	112,862
Leucadia National Corp.	1,707	38,800
Lincoln National Corp.	1,188	86,795
Loews Corp.	1,468	73,004
M&T Bank Corp.	817	150,622
Marsh & McLennan Co., Inc.	2,763	228,196
MetLife, Inc.	5,642	258,912
Moody’s Corp.	905	145,977
Morgan Stanley	7,510	405,239
Nasdaq, Inc.	635	54,750
Navient Corp.	1,432	18,788
Northern Trust Corp.	1,158	119,425
People’s United Financial, Inc.	1,889	35,249
Principal Financial Group, Inc.	1,466	89,294
Prudential Financial, Inc.	2,297	237,854
Raymond James Financial, Inc.	705	63,034
Regions Financial Corp.	6,110	113,524
S&P Global, Inc.	1,382	264,045
State Street Corp.	2,001	199,560
SunTrust Banks, Inc.	2,549	173,434
SVB Financial Group(a)	288	69,123
Synchrony Financial	3,890	130,432
T. Rowe Price Group, Inc.	1,331	143,708
The Allstate Corp.	1,929	182,869
The Bank of New York Mellon Corp.	5,496	283,209
The Charles Schwab Corp.	6,523	340,631
The Goldman Sachs Group, Inc.	1,923	484,326
The PNC Financial Services Group, Inc.	2,567	388,233
The Progressive Corp.	3,169	193,087
The Travelers Co., Inc.	1,477	205,096
Torchmark Corp.	577	48,566
U.S. Bancorp	8,542	431,371
Unum Group	1,204	57,322
Wells Fargo & Co.	23,895	1,252,337
Willis Towers Watson PLC	719	109,425
XL Group Ltd.	1,398	77,253
Zions BanCorp	1,070	56,421
		18,224,082
Health Care (13.5%):
Abbott Laboratories	9,474	567,682
AbbVie, Inc.	8,677	821,279

See notes to schedule of investments.

Security Description	Shares	Value
Aetna, Inc.	1,780	$300,820
Agilent Technologies, Inc.	1,757	117,543
Alexion Pharmaceuticals, Inc.(a)	1,207	134,532
Align Technology, Inc.(a)	393	98,694
Allergan PLC	1,798	302,585
AmerisourceBergen Corp.	885	76,296
Amgen, Inc.	3,638	620,206
Anthem, Inc.	1,392	305,822
Baxter International, Inc.	2,705	175,933
Becton, Dickinson & Co.	1,449	313,998
Biogen, Inc.(a)	1,152	315,441
Boston Scientific Corp.(a)	7,484	204,463
Bristol-Myers Squibb Co.	8,886	562,040
Cardinal Health, Inc.	1,713	107,371
Celgene Corp.(a)	4,094	365,226
Centene Corp.(a)	944	100,885
Cerner Corp.(a)	1,720	99,760
Cigna Corp.	1,322	221,752
Danaher Corp.	3,341	327,117
DaVita, Inc.(a)(b)	793	52,290
Dentsply Sirona, Inc.	1,250	62,888
Edwards Lifesciences Corp.(a)	1,143	159,471
Eli Lilly & Co.	5,248	406,038
Envision Healthcare Corp.(a)	659	25,325
Express Scripts Holding Co.(a)	3,072	212,214
Gilead Sciences, Inc.	7,130	537,531
HCA Holdings, Inc.	1,524	147,828
Henry Schein, Inc.(a)	837	56,255
Hologic, Inc.(a)(b)	1,505	56,227
Humana, Inc.	749	201,354
IDEXX Laboratories, Inc.(a)	474	90,719
Illumina, Inc.(a)(b)	800	189,136
Incyte Pharmaceuticals, Inc.(a)	956	79,663
Intuitive Surgical, Inc.(a)	611	252,239
IQVIA Holdings, Inc.(a)(b)	793	77,801
Johnson & Johnson	14,603	1,871,375
Laboratory Corp. of America Holdings(a)	555	89,771
McKesson Corp.	1,123	158,197
Medtronic PLC	7,377	591,783
Merck & Co., Inc.	14,675	799,347
Mettler-Toledo International, Inc.(a)	139	79,929
Mylan NV(a)	2,802	115,358
Nektar Therapeutics(a)	873	92,765
PerkinElmer, Inc.(b)	601	45,508
Perrigo Co. PLC	713	59,421
Pfizer, Inc.	32,402	1,149,947
Quest Diagnostics, Inc.	738	74,021
Regeneron Pharmaceuticals, Inc.(a)	420	144,631
ResMed, Inc.	778	76,610
Stryker Corp.	1,754	282,254
The Cooper Co., Inc.	267	61,092
Thermo Fisher Scientific, Inc.	2,187	451,528
UnitedHealth Group, Inc.(b)	5,267	1,127,139
Universal Health Services, Inc., Class B	473	56,008
Varian Medical Systems, Inc.(a)	497	60,957
Vertex Pharmaceuticals, Inc.(a)	1,382	225,238
Waters Corp.(a)	429	85,221
Zimmer Biomet Holdings, Inc.	1,106	120,598

See notes to schedule of investments.

Security Description	Shares	Value
Zoetis, Inc.	2,652	$221,469
		16,786,591
Industrials (10.0%):
3M Co.	3,241	711,465
A.O. Smith Corp.	792	50,363
Acuity Brands, Inc.	229	31,875
Alaska Air Group, Inc.	669	41,451
Allegion PLC	518	44,180
American Airlines Group, Inc.	2,292	119,092
AMETEK, Inc.	1,259	95,646
Arconic, Inc.	2,312	53,268
C.H. Robinson Worldwide, Inc.(b)	761	71,313
Caterpillar, Inc.	3,253	479,426
Cintas Corp.	469	80,002
CSX Corp.	4,829	269,024
Cummins, Inc.	848	137,452
Deere & Co.	1,762	273,674
Delta Air Lines, Inc.	3,540	194,028
Dover Corp.	841	82,603
Eaton Corp. PLC	2,396	191,464
Emerson Electric Co.	3,455	235,976
Equifax, Inc.	654	77,048
Expeditors International of Washington, Inc.	961	60,831
Fastenal Co.	1,566	85,488
FedEx Corp.	1,341	321,988
Flowserve Corp.	712	30,851
Fluor Corp.	762	43,602
Fortive Corp.	1,667	129,226
Fortune Brands Home & Security, Inc.	827	48,702
General Dynamics Corp.	1,503	332,013
General Electric Co.	47,260	637,065
Honeywell International, Inc.	4,093	591,479
Huntington Ingalls Industries, Inc.	247	63,667
IHS Markit Ltd.(a)(b)	1,970	95,033
Illinois Tool Works, Inc.	1,673	262,092
Ingersoll-Rand PLC	1,360	116,294
J.B. Hunt Transport Services, Inc.	466	54,592
Jacobs Engineering Group, Inc.	655	38,743
Johnson Controls International PLC	5,041	177,645
Kansas City Southern	561	61,626
L3 Technologies, Inc.	426	88,608
Lockheed Martin Corp.	1,352	456,881
Masco Corp.	1,706	68,991
Nielsen Holdings PLC	1,825	58,017
Norfolk Southern Corp.	1,547	210,052
Northrop Grumman Corp.	948	330,966
PACCAR, Inc.	1,916	126,782
Parker-Hannifin Corp.	724	123,826
Pentair PLC	902	61,453
Quanta Services, Inc.(a)	837	28,751
Raytheon Co.	1,570	338,837
Republic Services, Inc., Class A	1,226	81,198
Robert Half International, Inc.	676	39,134
Rockwell Automation, Inc.	696	121,243
Rockwell Collins, Inc.	892	120,286
Roper Technologies, Inc.	560	157,186
Snap-on, Inc.	309	45,590

See notes to schedule of investments.

Security Description	Shares	Value
Southwest Airlines Co.	2,944	$168,632
Stanley Black & Decker, Inc.	835	127,922
Stericycle, Inc.(a)	466	27,275
Textron, Inc.	1,425	84,032
The Boeing Co.	3,011	987,248
TransDigm Group, Inc.	264	81,032
Union Pacific Corp.	4,285	576,032
United Continental Holdings, Inc.(a)	1,317	91,492
United Parcel Service, Inc., Class B	3,746	392,056
United Rentals, Inc.(a)	460	79,456
United Technologies Corp.	4,048	509,319
Verisk Analytics, Inc., Class A(a)	844	87,775
W.W. Grainger, Inc.	278	78,471
Waste Management, Inc.	2,172	182,709
Xylem, Inc.	979	75,305
		12,396,844
Information Technology (24.7%):
Accenture PLC, Class A	3,357	515,300
Activision Blizzard, Inc.	4,129	278,542
Adobe Systems, Inc.(a)	2,676	578,230
Advanced Micro Devices, Inc.(a)(b)	4,484	45,064
Akamai Technologies, Inc.(a)	925	65,657
Alliance Data Systems Corp.	263	55,982
Alphabet, Inc., Class C(a)	1,657	1,709,676
Alphabet, Inc., Class A(a)	1,625	1,685,353
Amphenol Corp., Class A	1,663	143,234
Analog Devices, Inc.	2,013	183,445
ANSYS, Inc.(a)	457	71,607
Apple, Inc.	27,618	4,633,748
Applied Materials, Inc.	5,719	318,034
Autodesk, Inc.(a)	1,199	150,570
Automatic Data Processing, Inc.	2,413	273,827
Broadcom Ltd.	2,234	526,442
CA, Inc.	1,702	57,698
Cadence Design Systems, Inc.(a)	1,540	56,626
Cisco Systems, Inc.	26,222	1,124,661
Citrix Systems, Inc.(a)(b)	704	65,331
Cognizant Technology Solutions Corp., Class A	3,201	257,681
Corning, Inc.	4,730	131,872
CSRA, Inc.	892	36,777
DXC Technology Co.	1,553	156,123
eBay, Inc.(a)	5,123	206,150
Electronic Arts, Inc.(a)	1,670	202,471
F5 Networks, Inc.(a)	337	48,734
Facebook, Inc., Class A(a)	13,041	2,083,820
Fidelity National Information Services, Inc.	1,803	173,629
Fiserv, Inc.(a)	2,250	160,448
FLIR Systems, Inc.	756	37,808
Gartner, Inc.(a)	494	58,104
Global Payments, Inc.	866	96,576
Harris Corp.	646	104,187
Hewlett Packard Enterprises Co.	8,529	149,599
HP, Inc.	8,913	195,373
Intel Corp.	25,473	1,326,633
International Business Machines Corp.	4,663	715,444
Intuit, Inc.	1,324	229,515
IPG Photonics Corp.(a)	206	48,076

See notes to schedule of investments.

Security Description	Shares	Value
Juniper Networks, Inc.	1,871	$45,521
KLA-Tencor Corp.	852	92,877
Lam Research Corp.	887	180,203
Mastercard, Inc., Class A	5,025	880,179
Microchip Technology, Inc.(b)	1,276	116,575
Micron Technology, Inc.(a)	6,294	328,169
Microsoft Corp.	41,910	3,825,127
Motorola Solutions, Inc.	882	92,875
NetApp, Inc.	1,458	89,944
Nvidia Corp.	3,293	762,626
Oracle Corp.	16,448	752,496
Paychex, Inc.	1,740	107,167
PayPal Holdings, Inc.(a)	6,141	465,918
Qorvo, Inc.(a)	689	48,540
QUALCOMM, Inc.	8,058	446,494
Red Hat, Inc.(a)	963	143,978
Salesforce.com, Inc.(a)	3,735	434,381
Seagate Technology PLC	1,550	90,706
Skyworks Solutions, Inc.	993	99,558
Symantec Corp.(b)	3,375	87,244
Synopsys, Inc.(a)	810	67,424
Take-Two Interactive Software, Inc.(a)	623	60,917
TE Connectivity Ltd.(b)	1,912	191,009
Texas Instruments, Inc.	5,355	556,331
The Western Union Co.(b)	2,500	48,075
Total System Services, Inc.	900	77,634
VeriSign, Inc.(a)(b)	455	53,945
Visa, Inc., Class A(b)	9,812	1,173,711
Western Digital Corp.	1,620	149,477
Xerox Corp.	1,164	33,500
Xilinx, Inc.	1,387	100,197
		30,560,845
Materials (2.9%):
Air Products & Chemicals, Inc.	1,192	189,564
Albemarle Corp.(b)	602	55,829
Avery Dennison Corp.	479	50,894
Ball Corp.	1,905	75,648
CF Industries Holdings, Inc.	1,270	47,917
DowDuPont, Inc.	12,737	811,475
Eastman Chemical Co.	778	82,141
Ecolab, Inc.	1,415	193,954
FMC Corp.	731	55,973
Freeport-McMoRan, Inc.	7,329	128,771
International Flavors & Fragrances, Inc.	430	58,871
International Paper Co.	2,248	120,110
Lyondellbasell Industries NV, Class A	1,761	186,102
Martin Marietta Materials, Inc.	342	70,897
Monsanto Co.	2,399	279,939
Newmont Mining Corp.(b)	2,904	113,459
Nucor Corp.	1,730	105,686
Packaging Corp. of America	514	57,928
PPG Industries, Inc.	1,385	154,566
Praxair, Inc.	1,563	225,541
Sealed Air Corp.	911	38,982
The Mosaic Co.	1,908	46,326
The Sherwin-Williams Co.	450	176,454
Vulcan Materials Co.(b)	721	82,316

See notes to schedule of investments.

Security Description	Shares	Value
WestRock Co.	1,389	$89,132
		3,498,475
Real Estate (2.8%):
Alexandria Real Estate Equities, Inc.	551	68,814
American Tower Corp.	2,400	348,817
Apartment Investment & Management Co., Class A	856	34,882
AvalonBay Communities, Inc.	752	123,674
Boston Properties, Inc.	840	103,505
CBRE Group, Inc., Class A(a)	1,645	77,677
Crown Castle International Corp.	2,257	247,390
Digital Realty Trust, Inc.	1,118	117,815
Duke Realty Investments, Inc.	1,943	51,451
Equinix, Inc.	431	180,218
Equity Residential	2,004	123,486
Essex Property Trust, Inc.	359	86,404
Extra Space Storage, Inc.(b)	686	59,929
Federal Realty Investment Trust	398	46,212
Ggp US	3,438	70,341
HCP, Inc.	2,555	59,353
Host Hotels & Resorts, Inc.	3,996	74,485
Iron Mountain, Inc.(b)	1,532	50,342
Kimco Realty Corp.	2,316	33,350
Mid-America Apartment Communities, Inc.	618	56,386
Prologis, Inc.	2,901	182,734
Public Storage	816	163,518
Realty Income Corp.	1,547	80,026
Regency Centers Corp.(b)	809	47,715
SBA Communications Corp.(a)	634	108,363
Simon Property Group, Inc.	1,694	261,470
SL Green Realty Corp.	492	47,640
The Macerich Co.	590	33,052
UDR, Inc.	1,460	52,005
Ventas, Inc.	1,939	96,039
Vornado Realty Trust	941	63,329
Welltower, Inc.	2,016	109,731
Weyerhaeuser Co.	4,111	143,885
		3,404,038
Telecommunication Services (1.9%):
AT&T, Inc.	33,420	1,191,422
CenturyLink, Inc.	5,295	86,997
Verizon Communications, Inc.	22,469	1,074,468
		2,352,887
Utilities (2.9%):
AES Corp.	3,595	40,875
Alliant Energy Corp.	1,259	51,443
Ameren Corp.	1,321	74,808
American Electric Power Co., Inc.	2,678	183,684
American Water Works Co., Inc.	972	79,830
CenterPoint Energy, Inc.	2,346	64,280
CMS Energy Corp.	1,537	69,611
Consolidated Edison, Inc.	1,690	131,719
Dominion Resources, Inc.	3,546	239,106
DTE Energy Co.	976	101,894
Duke Energy Corp.	3,811	295,238
Edison International	1,773	112,869

See notes to schedule of investments.

Security Description	Shares	Value
Entergy Corp.	984	$77,520
Eversource Energy	1,725	101,637
Exelon Corp.	5,253	204,920
FirstEnergy Corp.	2,433	82,746
NextEra Energy, Inc.	2,560	418,125
NiSource, Inc.	1,837	43,923
NRG Energy, Inc.	1,642	50,130
PG&E Corp.	2,803	123,136
Pinnacle West Capital Corp.	609	48,598
PPL Corp.	3,778	106,880
Public Service Enterprise Group, Inc.	2,747	138,009
SCANA Corp.	776	29,139
Sempra Energy	1,390	154,596
The Southern Co.	5,487	245,049
WEC Energy Group, Inc.	1,718	107,719
Xcel Energy, Inc.	2,765	125,752
		3,503,236
Total Common Stocks (Cost $41,452,142)		122,631,919

Collateral for Securities Loaned (2.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76%(c)	332,323	332,323
Fidelity Investments Money Market Government Portfolio, Class I, 1.53%(c)	742,720	742,720
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74%(c)	387,731	387,731
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88%(c)	110,774	110,774
JPMorgan Prime Money Market Fund, Capital Class, 1.77%(c)	996,923	996,923
Total Collateral for Securities Loaned (Cost $2,570,471)		2,570,471

Total Investments (Cost $44,022,613) — 101.4%		125,202,390
Liabilities in excess of other assets — (1.4)%		(1,700,903)
NET ASSETS - 100.00%		$123,501,487

(a)                   Non-income producing security.

(b)                   All or a portion of this security is on loan.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

PLC—Public Limited Company

See notes to schedule of investments.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
E-Mini S&P 500 Futures	6	6/15/18	$818,514	$792,900	$(25,614)

	Total unrealized appreciation				$—
	Total unrealized depreciation				(25,614)
	Total net unrealized appreciation (depreciation)				$(25,614)

See notes to schedule of investments.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2018
(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (97.8%)
Argentina (1.2%):
Financials (0.7%):
Banco Macro SA, ADR	3,924	$423,674

Utilities (0.5%):
Pampa Energia SA, ADR (b)	5,308	316,357
		740,031
Austria (0.5%):
Financials (0.5%):
Erste Group Bank AG	6,950	349,357

Brazil (7.6%):
Consumer Discretionary (0.8%):
Magazine Luiza SA	16,760	497,114

Consumer Staples (1.1%):
Ambev SA, ADR	97,821	711,159

Financials (2.0%):
Banco Bradesco SA, ADR	56,469	670,852
Banco BTG Pactual SA	87,300	608,270
		1,279,122
Materials (2.2%):
Suzano Papel e Celulose SA	49,400	499,238
Vale SA, ADR	71,562	910,268
		1,409,506
Telecommunication Services (0.5%):
TIM Participacoes SA	83,400	363,817

Utilities (1.0%):
Companhia Paranaense de Energia-Copel, ADR (c)	43,287	340,236
Energisa SA	29,200	306,949
		647,185
		4,907,903
Chile (0.4%):
Energy (0.4%):
Geopark Ltd. (b)	20,016	248,198

China (25.7%):
Consumer Discretionary (0.4%):
JNBY Design Ltd. (c)	120,000	245,267

Consumer Staples (0.9%):
Ausnutria Dairy Corp. Ltd. (c)	291,000	236,932
Dali Foods Group Co. Ltd. (d)	409,000	337,386
		574,318
Energy (0.6%):
China Shenhua Energy Co. Ltd.	164,000	411,609

Financials (7.3%):
China Construction Bank Corp.	1,849,638	1,932,016
Industrial & Commercial Bank of China Ltd.	1,362,000	1,187,002
Ping An Insurance Group Co. of China Ltd. (c)	152,000	1,567,273
		4,686,291
Industrials (1.4%):
China Eastern Airlines Corp. Ltd. (c)	546,000	400,402
Lonking Holdings Ltd.	1,118,000	480,944
		881,346

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Information Technology (13.8%):
AAC Technologies Holdings, Inc.	24,500	$448,966
Alibaba Group Holding Ltd., ADR (b)(c)	14,680	2,694,367
Baidu, Inc., ADR (b)	4,597	1,026,004
Silergy Corp.	14,000	317,909
Tencent Holdings Ltd.	67,330	3,614,361
Weibo Corp., ADR (b)	3,801	454,372
YY, Inc., ADR (b)	3,004	316,021
		8,872,000
Materials (1.3%):
Anhui Conch Cement Co. Ltd.	108,000	594,339
Maanshan Iron & Steel, Series H (b)	632,000	274,343
		868,682
		16,539,513
Greece (0.3%):
Energy (0.3%):
Motor Oil (Hellas) Corinth Refineries SA	8,763	197,880

Hong Kong (6.7%):
Consumer Discretionary (3.6%):
China Maple Leaf Educational Systems Ltd.	286,000	385,787
Haier Electronics Group Co. Ltd.	167,000	598,742
Melco International Development Ltd.	124,000	363,927
Nameson Holdings Ltd.	572,000	123,110
Shangri-La Asia Ltd.	130,000	263,968
Xinyi Glass Holdings Ltd.	392,000	596,704
		2,332,238
Energy (0.9%):
CNOOC Ltd.	393,000	581,929

Health Care (0.5%):
Sino Biopharmaceutical Ltd.	161,000	319,980

Materials (0.7%):
Nine Dragons Paper Holdings Ltd.	296,000	448,633

Real Estate (1.0%):
Shimao Property Holdings Ltd.	214,000	613,791
		4,296,571
Hungary (0.7%):
Financials (0.7%):
OTP Bank Public Co. Ltd.	9,984	448,942

India (7.0%):
Consumer Discretionary (1.4%):
Apollo Tyres Ltd.	101,363	433,894
Mahindra & Mahindra Ltd.	42,634	485,522
		919,416
Energy (0.4%):
Indian Oil Corp. Ltd.	98,750	269,299

Financials (2.3%):
Edelweiss Financial Services Ltd.	91,891	338,953
Shriram Transport Finance Co. Ltd.	14,240	316,638
Yes Bank Ltd.	174,795	825,511
		1,481,102
Health Care (0.7%):
Cipla Ltd.	55,584	466,003

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Industrials (1.5%):
Larsen & Toubro Ltd.	47,503	$960,745

Utilities (0.7%):
Power Grid Corp. of India Ltd.	142,786	425,532
		4,522,097
Indonesia (1.8%):
Consumer Discretionary (0.5%):
PT Sri Rejeki Isman TBK	13,367,300	325,885

Energy (0.7%):
PT United Tractors TBK	202,600	472,748

Financials (0.6%):
PT Bank Tabungan Negara Persero TBK	1,364,400	377,874
		1,176,507
Korea, Republic Of (14.2%):
Consumer Discretionary (1.9%):
LG Electronics, Inc.	3,895	401,910
Lotte Himart Co. Ltd.	7,714	532,438
Modetour Network, Inc.	7,458	273,609
		1,207,957
Consumer Staples (1.1%):
Orion Corp.	5,840	704,966

Energy (1.3%):
SK Innovation Co. Ltd.	4,089	812,800

Financials (1.7%):
KB Financial Group, Inc.	10,334	599,400
Korea Investment Holdings Co. Ltd.	6,069	476,441
		1,075,841
Industrials (1.3%):
CJ Corp.	2,991	444,765
LS Industrial Systems Co. Ltd.	7,220	419,360
		864,125
Information Technology (4.8%):
Samsung Electronics Co. Ltd.	938	2,191,820
SK Hynix, Inc.	12,001	919,507
		3,111,327
Materials (2.1%):
LG Chem Ltd.	1,910	697,272
POSCO, ADR	8,078	636,950
		1,334,222
		9,111,238
Luxembourg (0.8%):
Materials (0.8%):
Ternium SA, ADR	16,101	523,121

Malaysia (1.3%):
Financials (0.8%):
CIMB Group Holdings Berhad	283,400	527,631

Industrials (0.5%):
Malaysia Airports Holdings BHD	136,700	313,614
		841,245
Mexico (2.0%):
Financials (0.7%):

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Banco del Bajio SA (b)(d)	230,193	$492,774

Industrials (0.5%):
Promotora y Operadora de Infraestructura SAB de CV	32,196	320,148

Telecommunication Services (0.8%):
America Movil, ADR	26,184	499,853
		1,312,775
Philippines (1.0%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp. (b)	2,223,600	615,425

Poland (0.6%):
Financials (0.2%):
Bank Pekao SA	4,008	144,642

Materials (0.4%):
KGHM Polska Miedz SA	9,828	250,432
		395,074
Russian Federation (3.7%):
Energy (1.7%):
LUKOIL PJSC, ADR	15,889	1,098,890
		1,098,890
Financials (1.5%):
Sberbank of Russia PJSC, ADR	50,813	947,662

Utilities (0.5%):
Inter RAO UES PJSC	4,522,000	302,657
		2,349,209
South Africa (5.7%):
Consumer Discretionary (2.1%):
Naspers Ltd.	5,567	1,363,383

Consumer Staples (0.8%):
Astral Foods Ltd.	19,118	507,109

Financials (1.5%):
Barclays Africa Group Ltd.	61,604	987,427

Industrials (0.8%):
KAP Industrial Holdings Ltd.	696,788	504,819

Materials (0.5%):
PPC Ltd. (b)	464,600	308,305
		3,671,043
Taiwan (11.3%):
Consumer Staples (0.7%):
TCI Co. Ltd.	31,265	442,078

Financials (2.1%):
Cathay Financial Holding Co. Ltd.	419,000	751,387
CTBC Financial Holding Co. Ltd.	857,000	619,300
		1,370,687
Information Technology (7.6%):
ASPEED Technology, Inc.	21,000	659,102
Flexium Interconnect, Inc.	137,000	476,228
MediaTek, Inc.	73,000	840,013
Taiwan Semiconductor Manufacturing Co. Ltd.	287,259	2,433,309
Win Semiconductors Corp.	43,000	467,651
		4,876,303
Telecommunication Services (0.9%):

See notes to schedule of investments.

Security Description	Shares	Fair Value(a)
Far EasTone Telecommunications Co. Ltd.	230,000	$608,971
		7,298,039
Thailand (1.5%):
Energy (0.7%):
Banpu PCL	688,900	439,036

Real Estate (0.8%):
Quality Houses PCL, Series F	5,269,000	492,817
		931,853
Turkey (2.5%):
Consumer Discretionary (0.5%):
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (b)	37,785	329,552

Financials (1.0%):
Turkiye Garanti Bankasi AS	223,461	619,714

Industrials (0.6%):
Pegasus Hava Tasimaciligi AS (b)	43,259	394,152

Materials (0.4%):
Anadolu CAM Sanayii AS	271,619	236,329
		1,579,747
United Kingdom (1.3%):
Materials (1.3%):
Anglo American PLC	36,968	861,034
Total Common Stocks (Cost $48,476,946)		62,916,802

Preferred Stocks (0.7%)
Brazil (0.7%):
Industrials (0.7%):
Randon SA Implementos e Participacoes	170,100	444,702
Total Preferred Stocks (Cost $261,070)		444,702

Collateral for Securities Loaned (4.2%)
United States (4.2%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.76% (e)	354,861	354,861
Fidelity Investments Money Market Government Portfolio, Class I, 1.53% (e)	793,092	793,092
Fidelity Investments Prime Money Market Portfolio, Class I, 1.74% (e)	414,027	414,027
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 1.88% (e)	118,287	118,287
JPMorgan Prime Money Market Fund, Capital Class, 1.77% (e)	1,064,535	1,064,536
Total Collateral for Securities Loaned (Cost $2,744,802)		2,744,803

Total Investments (Cost $51,482,818) — 102.7%		66,106,307
Liabilities in excess of other assets — (2.7)%		(1,768,419)
NET ASSETS - 100.00%		$64,337,888

See notes to schedule of investments.

(a)                       All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued at March 31, 2018. See Note 1 for further information.

(b)                       Non-income producing security.

(c)                        All or a portion of this security is on loan.

(d)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of March 31, 2018, the fair value of these securities was $830,160 and amounted to 1.3% of net assets.

(e)                        Rate periodically changes. Rate disclosed is the daily yield on March 31, 2018.

ADR—American Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

See notes to schedule of investments.

Notes to Schedules of Investments

Victory Variable Insurance Funds	March 31, 2018

(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Variable Insurance Funds (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of nine funds. The accompanying Schedules of Portfolio Investments are those of the following eight funds (collectively, the “Funds” and individually, a “Fund”).

Investment Share
Funds	Class Offered	Investment Objectives
Victory High Yield VIP Series (“High Yield VIP Series”)	Class I	Seeks to provide current income with capital appreciation as a secondary objective
Victory INCORE Investment Quality Bond VIP Series (“INCORE Investment Quality Bond VIP Series”)	Class I	Seeks to provide a high level of current income and capital appreciation without undue risk to principal
Victory INCORE Low Duration Bond VIP Series (“INCORE Low Duration Bond VIP Series”)	Class I	Seeks to provide a high level of current income consistent with preservation of capital
Victory RS International VIP Series (“RS International VIP Series”)	Class I	Seeks to provide long-term capital appreciation
Victory RS Large Cap Alpha VIP Series (“RS Large Cap Alpha VIP Series”)	Class I	Seeks to provide long-term capital appreciation
Victory RS Small Cap Growth Equity VIP Series (“RS Small Cap Growth Equity VIP Series”)	Class I	Seeks to provide long-term capital growth
Victory S&P 500 Index VIP Series (“S&P 500 Index VIP Series”)	Class I	Seeks to track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies
Victory Sophus Emerging Markets VIP Series (“Sophus Emerging Markets VIP Series”)	Class I	Seeks to provide long-term capital appreciation

Notes to Schedules of Investments — continued

Victory Variable Insurance Funds	March 31, 2018

(Unaudited)

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end companies are valued at net asset value.  These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Debt securities of United States (“U.S.”) issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments — continued

Victory Variable Insurance Funds	March 31, 2018

(Unaudited)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The RS International VIP Series and the Sophus Emerging Markets VIP Series use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended March 31, 2018, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of March 31, 2018, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments:

	Level 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments	Investments in Securities	Other Financial Investments
Victory High Yield VIP Series
Common Stocks	$922,440	$—	$—	$—	$922,440	$—
Senior Secured Loans	—	—	8,545,780	—	8,545,780	—
Corporate Bonds	—	—	25,682,711	—	25,682,711	—
Collateral for Securities Loaned	6,829,629	—	—	—	6,829,629	—
Total	7,752,069	—	34,228,491	—	41,980,560	—

Victory INCORE Investment Quality Bond VIP Series
Asset Backed Securities	—	—	53,583,852	—	53,583,852	—
Collateralized Mortgage Obligations	—	—	22,039,448	—	22,039,448	—
Residential Mortgage Backed Securities	—	—	10,632,768	—	10,632,768	—
Corporate Bonds	—	—	256,096,050	—	256,096,050	—

Notes to Schedules of Investments — continued

Victory Variable Insurance Funds	March 31, 2018

(Unaudited)

Government National Mortgage Association	—	—	43,547	—	43,547	—
U.S. Government Mortgage Backed Agencies	—	—	242,229,691	—	242,229,691	—
U.S. Treasury Obligations	—	—	122,421,713	—	122,421,713	—
Collateral for Securities Loaned	10,806,285	—	—	—	10,806,285	—
Futures Contracts	—	1,300,852	—	—	—	1,300,852
Credit Default Swap	—	—	—	(91,468)	—	(91,468)
Total	10,806,285	1,300,852	707,047,069	(91,468)	717,853,354	1,209,384

Victory INCORE Low Duration Bond VIP Series
Asset Backed Securities	—	—	36,610,243	—	36,610,243	—
Collateralized Mortgage Obligations	—	—	22,402,548	—	22,402,548	—
Residential Mortgage Backed Securities	—	—	15,761,148	—	15,761,148	—
Corporate Bonds	—	—	131,845,292	—	131,845,292	—
U.S. Government Mortgage Backed Agencies	—	—	29,757,394	—	29,757,394	—
U.S. Treasury Obligations	—	—	50,513,007	—	50,513,007	—
Collateral for Securities Loaned	4,377,237	—	—	—	4,377,237	—
Futures Contracts	—	23,481	—	—	—	23,481
Credit Default Swaps	—	—	—	(63,597)	—	(63,597)
Total	4,377,237	23,481	286,889,632	(63,597)	291,266,869	(40,116)

Victory RS International VIP Series
Common Stocks	—	—	166,293,092	—	166,293,092	—

Notes to Schedules of Investments — continued

Victory Variable Insurance Funds	March 31, 2018

(Unaudited)

Preferred Stocks	—		—	2,597,657	—	2,597,657	—
Collateral for Securities Loaned	1,141,239		—	—	—	1,141,239	—
Total	1,141,239		—	168,890,749	—	170,031,988	—

Victory RS Large Cap Alpha VIP Series
Common Stocks	1,008,536,500		—	—	—	1,008,536,500	—
Collateral for Securities Loaned	28,554,375		—	—	—	28,554,375	—
Total	1,037,090,875		—	—	—	1,037,090,875	—

Victory RS Small Cap Growth Equity VIP Series
Common Stocks	109,561,443		—	—	—	109,561,443	—
Collateral for Securities Loaned	14,302,558		—	—	—	14,302,558	—
Total	123,864,001		—	—	—	123,864,001	—

Victory S&P 500 Index VIP Series
Common Stocks	122,631,919		—	—	—	122,631,919	—
Collateral for Securities Loaned	2,570,471		—	—	—	2,570,471	—
Futures Contracts	—		(25,614)	—	—	—	(25,614)
Total	125,202,390		(25,614)	—	—	125,202,390	(25,614)

Victory Sophus Emerging Markets VIP Series
Common Stocks	14,906,294	(a)	—	48,010,508	—	62,916,802	—
Preferred Stocks	444,702		—	—	—	444,702	—
Collateral for Securities Loaned	2,744,803		—	—	—	2,744,803	—
Total	$18,095,799		$—	$48,010,508	$—	$66,106,307	$—

(a)           All securities categorized as Argentina, Brazil, Chile, China, Mexico, Luxembourg,  Russian Federation, and Republic of Korea

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

The following are transfers between Level 1 and Level 2 as of March 3, 2018:

Transfers from Level 2 to Level 1
Sophus Emerging Markets VIP Series
Common Stocks	$867,670
Preferred Stocks	444,702

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of March 31, 2018, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Loans:

Floating rate loans in which a Fund invest are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structure of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding Below Investment Grade Securities.

A Fund may purchase second lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Payment-In-Kind Securities:

Certain Funds may invest in payment-in-kind securities. Payment-in-kind securities give the issuer the option at each interest payment date to pay all or a portion of their interest or dividends in the form of additional securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

Below Investment Grade Securities:

Certain Funds may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The INCORE Investment Quality Bond VIP Series and the INCORE Low Duration Bond VIP Series may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust a Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by a Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject a Fund to greater volatility than investments in more traditional securities, as described in the Funds’ Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Funds.

The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into cleared swaps.

Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to the Funds upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which a Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities.

As of March 31, 2018, the following Funds entered into centrally cleared CDS agreements primarily for the strategies listed below:

Fund	Strategy
INCORE Investment Quality Bond VIP Series	Asset allocation and risk exposure management
INCORE Low Duration Bond VIP Series	Asset allocation and risk exposure management

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities and ono-cash collateral of greater than 90 days, which are subject to offset under the MSLA as of March 31, 2018:

	Gross
	Amount of
	Recognized	Value of	Value of
	Assets	Cash	Non-cash
	(Value of	Collateral	Collateral
Fund	Securities on Loan)	Received	Received	Net Amount
High Yield VIP Series	$6,547,727	$6,829,629	$—	$281,902
INCORE Investment Quality Bond VIP Series	10,515,403	10,806,285	—	290,882
INCORE Low Duration Bond VIP Series	4,252,296	4,377,237	—	124,941
RS International VIP Series	240,348	1,141,239	—	900,891
RS Large Cap Alpha VIP Series	28,708,552	28,554,375	—	(154,177)
RS Small Cap Growth Equity VIP Series	14,229,551	14,302,558	—	73,007
S&P 500 Index VIP Series	3,669,148	2,570,471	1,165,985	67,308
Sophus Emerging Markets VIP Series	2,944,767	2,744,803	224,261	24,297

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

Notes to Schedules of Investments — continued
Victory Variable Insurance Funds	March 31, 2018
(Unaudited)

The RS International VIP Series and Sophus Emerging Markets VIP Series invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.

Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

3. Recent Accounting Pronouncements:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — and also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments to Regulation S-X became effective for filings made with the SEC after August 1, 2017. The Fund’s adoption of these amendments, effective with the Schedules of Portfolio Investments prepared as of March 31, 2018, required additional disclosures reflected herein, but had no effect on the Funds’ net assets or results of operations.

In March 2017, the FASB issued Accounting Standards Update No. 2017-08 “Premium Amortization on Purchased Callable Debt Securities” (“ASU 2017-08”), which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018.

Management is currently evaluating the implications of ASU 2017-08 and its impact on the Schedules of Portfolio Investments and related disclosures has not yet been determined.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Variable Insurance Funds

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	May 29, 2018

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	May 29, 2018